                                                      Annual Report

        December 31, 2002



        KAYNE ANDERSON RUDNICK

        Phoenix-Kayne Large Cap Fund

        Phoenix-Kayne Small-Mid Cap Fund

        Phoenix-Kayne International Fund

        Phoenix-Kayne Intermediate Total Return Bond Fund

        Phoenix-Kayne California Intermediate Tax-Free Bond Fund



        [PHOENIX INVESTMENT PARTNERS, LTD. LOGO]

CHIEF INVESTMENT OFFICER 2002 REVIEW

  In 2002, the stock market struggled through its third difficult year in a row after the bubble of the late 1990s. Investors showed increased risk aversion because of a soft U.S. economy, corporate wrongdoing, and geopolitical tensions. I would like to address these concerns and provide our perspective, discuss tax-policy changes that will benefit investors, and review the importance of dividends to our investment philosophy.

INVESTOR CONCERNS AND OUTLOOK

THE ECONOMY: Fundamental risks to U.S. economic growth in 2003 include continued sluggish corporate investment in capital goods, weakness in the labor markets, and slow global growth, especially with our major trading partners, Europe and Japan. Nonetheless, many of the positive fundamental factors of the 1990s bull market remain in force.

  Inflation is moderate and interest rates are lower than at any time in the last 40 years. Equity valuations have returned to more reasonable levels, with the S&P 500-Registered Trademark- Index price-to-earnings ratio at approximately 18 times estimated 2003 earnings. Other positive long-term trends include continued globalization, expansion of the Internet, the biotech revolution, and the emergence of China as a major trading partner.

  Although the economic growth rate is expected to remain moderate, recent data suggest that the U.S. has emerged from the recession, the commercial banking sector has proven to be strong and resilient, corporate operating profits have risen from the trough in late 2001, and labor productivity has continued to show gains.

CORPORATE ACCOUNTING: The year 2002 seems to have been a "time to clean up." Corporations responded to the increased focus of investors and the government authorities by improving accounting ethics and corporate governance.

  The large numbers of write-offs have concerned many investors. However, we view these write-offs in a positive light. Write-offs reflect past problems and misstatements, rather than present and future operating conditions. Moreover, write-offs were, in large part, concentrated in TMT (technology, media, telecommunications), where enthusiasm led to excess investment in inventories, plant, and equipment.

GEOPOLITICAL EVENTS: Highly visible national security challenges include war with Iraq, potential nuclear weapons in North Korea, and international terrorist activities. We cannot know the outcome of these challenges. However, we believe that stock prices, to a large extent, already reflect these risks and that oil prices are inflated above the prices determined by normal supply and demand factors, with a war risk premium of about $8 to $10 above the consensus equilibrium price.

TAX-POLICY CHANGES

  The government is now formulating new plans and programs that it will release in the coming weeks. The most important near-term changes will be in tax policies. Tax relief is expected to have three main components--reducing taxes on corporate dividends, providing businesses with bigger write-downs of equipment purchases, and accelerating the dates by which other tax cuts become effective.

  In recent years, weak revenue growth and discriminatory tax treatment of dividends have prompted corporate management to choose share repurchase over dividends as the preferred way to enhance shareholder value. In addition, because interest costs are tax deductible, corporations have been inclined to raise an excessive level of debt and retain earnings. Currently, the excessive debt levels encouraged by the discriminatory treatment of dividends may be one of the most significant impediments to a strong U.S. economic recovery. A renewed focus on dividends and a tax code that creates incentives for dividends could help create better corporate finance decisions and better returns for investors.

  The table below shows that dividends as a percentage of cash flow (the payout ratios) are now near all-time lows.

   Average Payout Ratio
  ----------------------
  1930s            90.1%
  1940s            59.4%
  1950s            54.6%
  1960s            56.0%
  1970s            45.5%
  1980s            48.6%
  1990s            47.6%
  2000s            34.5%

SOURCE: STANDARD AND POOR'S-REGISTERED TRADEMARK-

  A low dividend payment leaves room for companies to increase their dividends as well as step up share repurchases and fund new capital investments. It seems logical that investors will view dividends as a more important part of an investment's total return. Shareholders realize that while it is relatively easy to manipulate operating earnings, a cash dividend is hard to fake.

OUR INVESTMENT PHILOSOPHY

  The change in dividend tax policy is significant to our investment philosophy. The Kayne Anderson Rudnick investment discipline is Quality at a Reasonable Price-TM-, or "QARP." Important criteria for evaluating quality are the level and growth of free cash flow and the amount of that cash flow returned to the shareholder in the form of dividends. Please note the following statistics on our large-cap funds, which highlight the importance of dividends as a component of our high-quality companies:

  Large Cap Fund              29 of 29 companies pay a cash dividend
  International Fund          41 of 42 companies pay a cash dividend

  In the Small-Mid Cap Fund, cash dividends are also important criteria. However, given the nature of these companies, one would expect a lower percentage of the companies to pay a dividend.

  When compared to their respective benchmarks as of December 31, 2002, our equity funds have a higher return on equity, less debt, faster earnings-per-share growth, and higher dividend growth. One obvious benefit of owning companies with increasing dividends is that, over time, the fund provides significantly higher income flows than its benchmark index.

BACK TO BASICS

  Although there are many uncertainties surrounding the coming year, there are also positive indicators in the economy and positive changes with corporate accounting and tax policies that should benefit the investor.

  Given this economic and investment climate, we believe that this is a time for investors to return to basics. Take a long-term perspective, rather than reacting to the fear and greed of the moment. Review your asset allocation with your adviser. In addition to high-quality equities that provide long-term growth of capital, your portfolio should include fixed-income securities, not only for income, but also for the cushion against equity-market declines. Investors should determine this allocation on a rational basis, taking into consideration their time horizon and risk tolerance.

  We thank you for your continued confidence in us, and we encourage you to contact your financial adviser with any questions or comments.

TABLE OF CONTENTS

Phoenix-Kayne Large Cap Fund..............................................     4
Phoenix-Kayne Small-Mid Cap Fund..........................................    12
Phoenix-Kayne International Fund..........................................    20
Phoenix-Kayne Intermediate Total Return Bond Fund.........................    30
Phoenix-Kayne California Intermediate Tax-Free Bond Fund..................    39

PHOENIX-KAYNE LARGE CAP FUND COMMENTARY

MARKET OVERVIEW

    For the full year of 2002, the S&P 500 Index(1) (-22.10%), Dow Jones Industrial Average (-14.67%), and Nasdaq Composite Index (-31.53%) produced negative returns. Every economic sector in the S&P 500 declined during the year. Relatively speaking, the best performing sectors were consumer staples (-4.45%), materials (-5.64%), and energy (-10.59%). The worst performing sectors were information technology (-37.35%), telecommunications services (-34.18%), and utilities (-29.99%).

FUND OVERVIEW

    The Phoenix-Kayne Large Cap Fund outperformed the benchmark S&P 500 Index for the six months ended December 31, 2002 and for the full year*.

                                          S&P 500-Registered Trademark-  KAR Large Cap
Ending 12/31/02                                       Index                  Fund
---------------                           -----------------------------  -------------
6 Months................................             (10.30)%                 (9.07)%
1 Year..................................             (22.10)%                (17.25)%

    For the year, financials, consumer staples, information technology, and health care contributed significantly to the outperformance, while consumer discretionary detracted from return. Quality was a clear factor in returns, as higher quality companies significantly outperformed those of lower quality. The Large Cap Fund benefited from the consistent overweighting of high-quality companies and from stock selection within the high-quality group. With regard to company size effects, the excess return of the fund was entirely a function of stock selection in companies above $5.47 billion in market capitalization. The underweighting of smaller companies somewhat reduced relative return.

    For the year, the five stocks that contributed most to return were Procter & Gamble, Wells Fargo, Golden West Financial, Wrigley, and Fifth Third Bancorp. The five stocks that detracted most from return were Home Depot, GE, Automatic Data Processing, Disney, and IBM.

PURCHASES AND SALES

    During the second half of 2002, we initiated a position in Wal-Mart and we purchased Fifth Third Bancorp. Wal-Mart became attractive from a valuation standpoint after a 29% decline from its 52-week high. Wal-Mart is the dominant retail company, based on a geographically broad store platform, low-cost provider status, unequaled distribution and operational capabilities, and a strong financial position (AA balance sheet). Fifth Third Bancorp is one of the most efficient banks in the country, consistently taking market share in the Midwest by emphasizing sales and service. Fifth Third Bancorp has a AA-rated balance sheet and an S&P stock ranking of A+. The company has increased earnings and dividends every year for the past 28 years. Positions were increased in Automatic Data Processing, General Electric, Home Depot, and Linear Technology, reflecting attractive valuations.

    We reduced overweight positions in American Express and Wells Fargo. American Express was reduced because of a prolonged downturn in the travel-related industry. We used the proceeds to increase the fund's weight in American

(1) THE S&P 500 INDEX IS A MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. INDEX PERFORMANCE DOES NOT REFLECT SALES CHARGES.
* DATA PERTAINS TO CLASS X SHARES

International Group (AAA balance sheet, A+ stock ranking) and State Street (AA-balance sheet, A+ stock ranking). We lowered our position in Wells Fargo partially to fund the Wal-Mart purchase. We also took profits in Golden West Financial and reduced the position after good stock performance resulted in less favorable valuation characteristics.

    We sold Travelers Property Casualty, Honeywell International, and The Walt Disney Company. We sold Travelers, a spin-off from Citigroup, because we viewed the holding as non-strategic to the fund. Honeywell International was sold because of deteriorating fundamentals, particularly in the areas of asbestos liability and pension obligations. We sold Disney because of declining credit-quality metrics. One of the fund's sell disciplines is that each company must maintain a credit quality profile of at least A-. Disney was downgraded by S&P from A- to BBB+, resulting in the sale of the position.

SUMMARY

    Our view is that equity returns over the next several years will return to more moderate long-term averages. In this environment, a cash return component in the form of dividends may play a larger role in the total return equation. Dividend tax-law changes advanced by the Administration support this view. We believe the Large Cap Fund is well positioned for this environment; all 29 of the portfolio companies pay increasing cash dividends to shareholders and 100% of the companies have credit quality profiles of A to AAA.

Phoenix-Kayne Large Cap Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIOD ENDING 12/31/02

                                                    INCEPTION   INCEPTION
                                1 YEAR    5 YEAR   TO 12/31/02    DATE
                                -------  --------  -----------  ---------
Class A Shares at NAV(2)            --        --       (3.77)%   8/30/02
Class A Shares at POP(3)            --        --       (9.30)    8/30/02
Class B Shares at NAV(2)            --        --       (4.07)    8/30/02
Class B Shares with CDSC(4)         --        --       (8.86)    8/30/02
Class C Shares at NAV(2)            --        --       (4.07)    8/30/02
Class C Shares with CDSC(4)         --        --       (5.02)    8/30/02
Class X Shares at NAV(2)        (17.25)%   (0.85)%      7.99      5/1/95
S&P 500 Index(7)                (22.10)    (0.56)     Note 5      Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is (3.35)% for Class A, Class B and Class C (since 8/30/02) and 9.07% for Class X (since 5/1/95).
(6) This chart illustrates NAV returns on Class X shares since inception. Returns on Class A, Class B and Class C shares will vary due to differing sales charges.
(7) The S&P 500 Index is an unmanaged, commonly used measure of stock market total performance. The index's performance does not reflect sales charges. All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Because the fund holds a limited number of securities, it will be impacted by each security's performance more than a fund with a large number of holdings.

GROWTH OF $10,000                                        PERIODS ENDING 12/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             PHOENIX-KAYNE
               LARGE CAP      S&P 500 TOTAL
            FUND CLASS X(6)  RETURN INDEX(7)
5/1/95              $10,000          $10,000
12/29/95            $12,065          $12,184
12/31/96            $14,368          $15,017
12/31/97            $18,821          $20,029
12/31/98            $21,483          $25,789
12/31/99            $24,991          $31,239
12/29/2000          $24,492          $28,369
12/31/2001          $21,791          $25,000
12/31/2002          $18,032          $19,475

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/95 (inception of the Fund) in Class X shares. The total return for Class X shares do not include the effect of any sales charge. Performance assumes dividends and capital gains are reinvested. The performance of other shares will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                       12/31/02
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials              24%
Health Care              18
Information Technology   15
Industrials              12
Consumer Staples         11
Consumer Discretionary    8
Energy                    5
Telecommunications        4
Materials                 3

6                      See Notes to Financial Statements

Phoenix-Kayne Large Cap Fund

TEN LARGEST HOLDINGS AT DECEMBER 31, 2002 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  Microsoft Corp.                                                5.7%
        LEADING SOFTWARE COMPUTER DEVELOPER
    2.  General Electric Co.                                           5.3%
        CONSUMER AND INDUSTRIAL ELECTRICAL PRODUCTS PRODUCER
    3.  Pfizer, Inc.                                                   5.1%
        PHARMACEUTICAL DEVELOPER AND MANUFACTURER
    4.  Exxon Mobil Corp.                                              4.8%
        ENERGY AND PETROCHEMICAL PRODUCER
    5.  Linear Technology Corp.                                        4.8%
        INTEGRATED CIRCUITS MANUFACTURER
    6.  Home Depot, Inc. (The)                                         4.8%
        BUILDING AND HOME IMPROVEMENT STORES
    7.  Coca-Cola Co.                                                  4.7%
        MAJOR SOFT DRINK AND JUICE COMPANY
    8.  Johnson & Johnson                                              4.6%
        HEALTH CARE PRODUCTS
    9.  Automatic Data Processing, Inc.                                4.5%
        COMPUTER SERVICES
   10.  SBC Communications, Inc.                                       4.2%
        TELEPHONE SERVICES

                        INVESTMENTS AT DECEMBER 31, 2002

                                            SHARES       VALUE
                                          ----------  -----------
COMMON STOCKS--99.4%

BANKS--8.5%
Fifth Third Bancorp.................         34,000   $ 1,990,700
Golden West Financial Corp..........         25,200     1,809,612
Wells Fargo & Co....................         68,080     3,190,910
                                                      -----------
                                                        6,991,222
                                                      -----------

COMPUTER HARDWARE--2.8%
International Business Machines
Corp................................         29,710     2,302,525
DATA PROCESSING SERVICES--4.5%
Automatic Data Processing, Inc......         93,730     3,678,902

DIVERSIFIED CHEMICALS--3.0%
E. I. du Pont de Nemours and Co.....         58,900     2,497,360

DIVERSIFIED FINANCIAL SERVICES--9.4%
American Express Co.................         51,100     1,806,385
Citigroup, Inc......................         49,200     1,731,348
Fannie Mae..........................         26,020     1,673,867
State Street Corp...................         65,500     2,554,500
                                                      -----------
                                                        7,766,100
                                                      -----------

GENERAL MERCHANDISE STORES--2.7%
Wal-Mart Stores, Inc................         44,300     2,237,593

HEALTH CARE EQUIPMENT--2.3%
Medtronic, Inc......................         41,400     1,887,840

                                            SHARES       VALUE
                                          ----------  -----------

HOME IMPROVEMENT RETAIL--4.8%
Home Depot, Inc. (The)..............        163,200   $ 3,910,272

HOUSEHOLD PRODUCTS--4.1%
Procter & Gamble Co.................         39,250     3,373,145

INDUSTRIAL CONGLOMERATES--5.3%
General Electric Co.................        180,460     4,394,201

INDUSTRY MACHINERY--2.2%
Illinois Tool Works, Inc............         28,120     1,823,863

INSURANCE BROKERS--3.0%
Marsh & McLennan Companies, Inc.....         52,680     2,434,343

INTEGRATED OIL & GAS--4.8%
Exxon Mobil Corp....................        113,040     3,949,618

INTEGRATED TELECOMMUNICATION SERVICES--4.2%
SBC Communications, Inc.............        126,150     3,419,926

MULTI-LINE INSURANCE--3.2%
American International
Group, Inc..........................         45,100     2,609,035

PACKAGED FOODS AND MEATS--2.6%
Wm. Wrigley, Jr. Co.................         38,920     2,135,930

PHARMACEUTICALS--15.3%
Eli Lilly & Co......................         34,500     2,190,750
Johnson & Johnson...................         69,670     3,741,976
Merck & Co., Inc....................         44,110     2,497,067
Pfizer, Inc.........................        136,300     4,166,691
                                                      -----------
                                                       12,596,484
                                                      -----------

                       See Notes to Financial Statements                       7

Phoenix-Kayne Large Cap Fund

                                            SHARES       VALUE
                                          ----------  -----------
SEMICONDUCTORS--6.3%
Intel Corp..........................         81,160   $ 1,263,661
Linear Technology Corp..............        152,300     3,917,156
                                                      -----------
                                                        5,180,817
                                                      -----------

SOFT DRINKS--4.7%
Coca-Cola Co........................         87,560     3,836,879

SYSTEMS SOFTWARE--5.7%
Microsoft Corp.(b)..................         90,640     4,686,088
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $91,032,528)                          81,712,143
-----------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $91,032,528)                          81,712,143(a)
Other assets and liabilities, net--0.6%                   474,763
                                                     ------------
NET ASSETS--100.0%                                   $ 82,186,906
                                                     ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,142,626 and gross depreciation of $13,971,252 for federal income tax purposes. At
     December 31, 2002, the aggregate cost of securities for federal income tax purposes was $91,540,769.
(b)  Non income producing.

8                      See Notes to Financial Statements

Phoenix-Kayne Large Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS
Investments securities at value
  (Identified cost $91,032,528)                               $   81,712,143
Cash                                                               4,171,823
Receivables
  Securities sold                                                  1,733,302
  Fund shares sold                                                    45,611
  Dividends and interest                                              96,933
  Securities loan earnings                                             6,028
Collateral for securities loaned, at value                         3,200,000
Prepaid expenses and other assets                                     34,755
                                                              --------------
    Total Assets                                                  91,000,595
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          5,491,462
  Investment advisory fee                                             63,364
  Distribution fee                                                     2,447
  Upon return of securities loaned                                 3,200,000
Accrued expenses                                                      56,416
                                                              --------------
    Total liabilities                                              8,813,689
                                                              --------------
NET ASSETS                                                    $   82,186,906
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  106,662,895
Undistributed net investment income                                  213,369
Accumulated net realized loss                                    (15,368,973)
Net unrealized depreciation                                       (9,320,385)
                                                              --------------
NET ASSETS                                                    $   82,186,906
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $4,012,217)                    308,257
Net asset value per share                                             $13.02
Offering price per share $13.02/(1-5.75%)                             $13.81
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $335,957)                       25,882
Net asset value and offering price per share                          $12.98
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $575,363)                       44,326
Net asset value and offering price per share                          $12.98
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $77,263,369)                 5,930,073
Net asset value and offering price per share                          $13.03

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Dividends                                                     $    1,390,920
Interest                                                              20,069
Income from securities loaned, net                                     3,629
                                                              --------------
    Total Income                                                   1,414,618
                                                              --------------
EXPENSES
Investment advisory fee                                              728,521
Distribution fees, Class A                                               900
Distribution fees, Class B                                               474
Distribution fees, Class C                                             1,073
Administration                                                        64,303
Financial agent fee                                                   49,640
Transfer agent                                                        49,145
Custodian                                                             27,846
Registration                                                          26,607
Professional                                                          25,332
Trustees                                                              20,687
Printing                                                               7,759
Miscellaneous                                                          5,402
                                                              --------------
    Total expenses                                                 1,007,689
                                                              --------------
NET INVESTMENT INCOME                                                406,929
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (11,471,387)
Net change in unrealized depreciation on investments              (7,832,614)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (19,304,001)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (18,897,072)
                                                              ==============

                       See Notes to Financial Statements                       9

Phoenix-Kayne Large Cap Fund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Year Ended    Year Ended
                                            12/31/02      12/31/01
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    406,929  $    347,708
  Net realized gain (loss)                 (11,471,387)   (3,546,363)
  Net change in unrealized appreciation
    (depreciation)                          (7,832,614)  (13,058,333)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (18,897,072)  (16,256,988)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X              (394,434)     (354,026)
  Net realized gains, Class X                       --    (1,036,128)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (394,434)   (1,390,154)
                                          ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (315,888
    and 0 shares, respectively)              4,351,036            --
  Cost of shares repurchased (7,631 and
    0 shares, respectively)                   (103,096)           --
                                          ------------  ------------
Total                                        4,247,940            --
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (25,981
    and 0 shares, respectively)                348,303            --
  Cost of shares repurchased (99 and 0
    shares, respectively)                       (1,313)           --
                                          ------------  ------------
Total                                          346,990            --
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (49,610
    and 0 shares, respectively)                665,389            --
  Cost of shares repurchased (5,284 and
    0 shares, respectively)                    (70,475)           --
                                          ------------  ------------
Total                                          594,914            --
                                          ------------  ------------
CLASS X
  Proceeds from sales of shares
    (1,455,292 and 1,063,100 shares,
    respectively)                           21,577,941    16,916,697
  Net asset value of shares issued from
    reinvestment of distributions
    (16,393 and 48,743 shares,
    respectively)                              237,373       794,028
  Cost of shares repurchased (2,170,367
    and 1,786,880 shares, respectively)    (30,296,859)  (26,545,451)
                                          ------------  ------------
Total                                       (8,481,545)   (8,834,726)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (3,291,701)   (8,834,726)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (22,583,207)  (26,481,868)

NET ASSETS
  Beginning of period                      104,770,113   131,251,981
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $213,369 AND $200,874, RESPECTIVELY]  $ 82,186,906  $104,770,113
                                          ============  ============

10                     See Notes to Financial Statements

Phoenix-Kayne Large Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS X
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
Net asset value, beginning of period                $   15.81       $   17.97       $   18.67       $   17.03       $   17.28
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.06            0.05            0.06            0.04            0.11
  Net realized and unrealized gain (loss) on
    investments                                         (2.78)          (2.03)          (0.44)           2.71            2.38
                                                    ---------       ---------       ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                  (2.72)          (1.98)          (0.38)           2.75            2.49
                                                    ---------       ---------       ---------       ---------       ---------

LESS DISTRIBUTIONS
  From net investment income                            (0.06)          (0.05)          (0.03)          (0.04)          (0.11)
  From net realized gain                                 0.00           (0.13)          (0.29)          (1.07)          (2.63)
                                                    ---------       ---------       ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                               (0.06)          (0.18)          (0.32)          (1.11)          (2.74)
                                                    ---------       ---------       ---------       ---------       ---------
Change in net asset value                               (2.78)          (2.16)          (0.70)           1.64           (0.25)
                                                    ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                      $   13.03       $   15.81       $   17.97       $   18.67       $   17.03
                                                    =========       =========       =========       =========       =========
Total return                                          (17.25)%        (11.03)%         (2.00)%          16.33%          14.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $77,263        $104,770        $131,252        $123,505         $48,581

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.04%           0.95%           0.90%            1.03%           1.11%
  Net investment income (loss)                          0.42%           0.30%           0.30%            0.28%           0.57%
Portfolio turnover rate                                   26%             32%             42%              33%             76%

                                                    ----------------------------------------------
                                                          FROM INCEPTION 8/30/02 TO 12/31/02
                                                    ----------------------------------------------
                                                       CLASS A            CLASS B         CLASS C
Net asset value, beginning of period                   $ 13.53            $13.53          $13.53
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.00             (0.01)          (0.01)
  Net realized and unrealized gain (loss) on
    investments                                          (0.51)            (0.54)          (0.54)
                                                       -------            ------          ------
      TOTAL INCOME (LOSS) FROM INVESTMENT
        OPERATIONS                                       (0.51)            (0.55)          (0.55)
                                                       -------            ------          ------

LESS DISTRIBUTIONS:
  From net investment income                              0.00              0.00            0.00
  From net realized gain                                  0.00              0.00            0.00
                                                       -------            ------          ------
      TOTAL DISTRIBUTIONS                                 0.00              0.00            0.00
                                                       -------            ------          ------
Change in net asset value                                (0.51)            (0.55)          (0.55)
                                                       -------            ------          ------
NET ASSET VALUE, END OF PERIOD                         $ 13.02            $12.98          $12.98
                                                       =======            ======          ======
Total return(1)(2)                                       (3.77)%           (4.07)%         (4.07)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $4,012              $336            $575

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                   1.29%             2.04%           2.04%
  Net investment income (loss)(3)                         0.17%            (0.58)%         (0.58)%
Portfolio turnover rate(2)                                  26%               26%             26%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2)  Not annualized.
(3)  Annualized.

                       See Notes to Financial Statements                      11

PHOENIX-KAYNE SMALL-MID CAP FUND

INVESTMENT OBJECTIVES

    Our investment objectives are to:

    - Build a diversified fund of the "next generation of Blue Chips"

    - Produce returns typical of small and mid-cap stocks, but with less risk

PERFORMANCE

    The threat of war with Iraq along with the nagging uncertainty over the timing and degree of an economic pickup caused broad weakness in equities during 2002. Large-, mid-, and small-cap stocks all produced negative results. During this period, the S&P 500-Registered Trademark-(1) large-capitalization index lost 22.10%, the Russell 2500-TM-(2) small-mid cap index fell 17.80%, and the Russell 2000-Registered Trademark-(3) small cap index lost 20.48%. The technology and capital goods sectors performed poorly reflecting a slow-growth economy. The consumer staples sector, a relative safe haven, outperformed. The financial services sector produced the strongest returns aided by the sharp declines in interest rates that have accompanied this economic slowdown.

    The fund slightly underperformed its benchmark, the Russell 2500-TM- Index, for the year 2002, with the fund returning (18.98)% and the index returning (17.80)%. The worst performing stocks in the benchmark for the year 2002 were unprofitable companies, which make up 19% of the Russell 2500 Index. We avoid these companies, and that contributed positively to our relative returns. However, our avoidance of interest-rate sensitive companies, some of the best performing stocks during 2002 and several company-specific events caused us to slightly underperform.

PURCHASES AND SALES

    During the period ended December 31, 2002, the fund began purchasing Brown & Brown, Inc., Regis Corporation, and World Acceptance Corporation. Brown & Brown is the nation's leading insurance broker serving small and mid-size businesses. Regis is a worldwide operator, franchiser, acquirer, and global leader in hair-salons and has produced store sales growth every year since its 1922 founding. World Acceptance is a small-loan consumer-finance business, with a focused service culture and uncompromising underwriting standards that have produced an outstanding combination of strong, consistent growth, superior profitability, and above-average credit quality.

    The fund sold OM Group, Strayer Education, Syncor International, and Tootsie Roll during the period ending December 31, 2002. OM Group was sold at a loss due to an earnings decline from a change in the company's commodity price risk. Strayer Education was sold because of market capitalization limits. Syncor International was sold after the company announced it was being acquired by Cardinal Health, a large capitalization company, for stock at a 15% premium. After Tootsie Roll's price to earnings valuation ratio grew to over 30 times earnings, we sold our position.

OUTLOOK

    Our objective is to construct a fund with superior earnings growth at a discount value in comparison to the benchmark. We believe that these qualities, combined with quality, the third dimension of our fund differentiation, are the source of our superior long-term investment performance.

(1) THE S&P 500 INDEX IS A MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. INDEX PERFORMANCE DOES NOT REFLECT SALES CHARGE.
(2) THE RUSSELL 2500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE OF SMALLER-CAPITALIZATION STOCKS. INDEX PERFORMANCE DOES NOT REFLECT SALES CHARGES.
(3) THE RUSSELL 2000 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE OF SMALLER-CAPITALIZATION STOCKS. INDEX PERFORMANCE DOES NOT REFLECT SALES CHARGES.

                                  Phoenix-                                         Russell   Russell
                                    Kayne     Russell              S&P             2500-TM-  2500-TM-           Russell
                                  Small-Mid   2500-TM-  500-Registered Trademark-   Growth    Value    2000-Registered Trademark-
                                 Mutual Fund   Index              Index             Index     Index              Index
                                 -----------  --------  -------------------------  --------  --------  --------------------------
QUALITY
Return on Equity--Past 5 Years       22.9%      13.6%              23.2%             16.1%     12.0%              12.0%
Long-Term Debt/Total Capital         35.3%      42.3%              49.8%             33.3%     49.0%              39.0%
Interest Expense Coverage            21.2X       4.8X               6.1X              7.8X      3.7X               5.2X
Earnings Variance--Past 10
  Years                              37.3%      71.1%              47.6%             80.6%     65.2%              81.1%
S&P Stock Ranking (A+, A, A-)        44.0%      15.0%              54.0%             11.0%     17.0%              11.0%

GROWTH
Earnings Per Share Growth--Past
  5 Years                            18.5%       7.8%               7.3%             14.3%      3.8%               6.3%
Earnings Per Share Growth--Past
  10 Years                           17.5%       9.0%              12.4%             14.8%      5.9%               8.4%
Dividend Per Share Growth--Past
  5 Years                            13.5%       5.4%               9.0%              9.3%      4.2%               4.6%
Dividend Per Share Growth--Past
  10 Years                           12.3%       5.4%               9.9%              5.9%      5.2%               4.1%
Capital Generation--{ROE X (1 -
  Payout)}                           19.1%      10.2%              16.2%             14.4%      7.8%               9.5%

VALUE
P/E Ratio--Trailing 12 Months        19.7X      26.0X              21.9X             31.1X     23.1X              29.5X
Dividend Yield                        0.9%       1.6%               1.8%              0.6%      2.3%               1.5%

MARKET CHARACTERISTICS
$ Weighted Average Market
  Cap--4 Qtr. Average               $ 2.5B     $ 1.5B            $ 83.6B            $ 1.4B    $ 1.6B             $ 0.7B
Largest Market Cap--4 Qtr.
  Average                           $10.7B     $ 5.0B            $298.3B            $ 4.7B    $ 4.9B             $ 2.3B
Annualized Standard
  Deviation--Since Inception*        18.0%      20.8%              18.6%             30.5%     16.3%              22.6%

Robert Schwarzkopf, CFA, Fund Manager
Sandi Gleason, CFA, Fund Manager

Phoenix-Kayne Small-Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIOD ENDING 12/31/02

                                                    INCEPTION    INCEPTION
                                 1 YEAR   5 YEAR   TO 12/31/02     DATE
                                --------  -------  -----------  -----------
Class A Shares at NAV(2)            --        --       (6.21)%     8/30/02
Class A Shares at POP(3)            --        --      (11.61)      8/30/02
Class B Shares at NAV(2)            --        --       (6.47)      8/30/02
Class B Shares with CDSC(4)         --        --      (11.15)      8/30/02
Class C Shares at NAV(2)            --        --       (6.47)      8/30/02
Class C Shares with CDSC(4)         --        --       (7.41)      8/30/02
Class X Shares at NAV(2)        (18.98)%    5.30%       7.96      10/18/96
Russell 2500 Stock Index(8)     (17.80)     1.57      Note 5        Note 5
S&P 500 Index(9)                (22.10)    (0.56)     Note 6        Note 6

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C
(5) Index performance is (1.81)% for Class A, Class B, Class C (since 8/30/02) and 5.94% for Class X (since 10/18/96).
(6) Index performance is (3.35)% for Class A, Class B, Class C (since 8/30/02) and 5.06% for Class X (since 10/18/96).
(7) This chart illustrates NAV returns on Class X shares since inception. Returns on Class A, Class B and Class C shares will vary due to differing sales charges.
(8) The Russell 2500 Index is an unmanaged, commonly used measure of total return performance of smaller-capitalization stocks. The index's performance does not reflect sales charges.
(9) The S&P 500 Index is an unmanaged, commonly used measure of stock market total performance. The index's performance does not reflect sales charges. All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Because the fund holds a limited number of securities, it will be impacted by each security's performance more than a fund with a large number of holdings.
     Small-Cap investing includes the risks of greater price volatility, less liquidity and increased competitive threat than those of larger, established companies.

GROWTH OF $10,000                                        PERIODS ENDING 12/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             PHOENIX-KAYNE
             SMALL-MID CAP    RUSSELL 2500    S&P 500 TOTAL
            FUND CLASS X(7)  STOCK INDEX(8)  RETURN INDEX(9)
10/18/96            $10,000         $10,000          $10,000
12/31/96            $10,400         $10,642          $10,474
12/31/97            $12,424         $13,234          $13,970
12/31/98            $14,433         $13,285          $17,988
12/31/99            $14,958         $16,493          $21,789
12/29/2000          $18,663         $17,197          $19,788
12/31/2001          $19,857         $17,407          $17,438
12/31/2002          $16,087         $14,309          $13,584

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/18/96 (inception of the Fund) in Class X shares. The total return for Class X shares do not include the effect of any sales charge. Performance assumes dividends and capital gains are reinvested.

SECTOR WEIGHTINGS                                                       12/31/02
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Industrials             23%
Financials               18
Information Technology   18
Consumer Discretionary   16
Health Care              16
Materials                 5
Energy                    4

14                     See Notes to Financial Statements

Phoenix-Kayne Small-Mid Cap Fund

TEN LARGEST HOLDINGS AT DECEMBER 31, 2002 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  IMS Health Inc.                                                3.8%
        HEALTHCARE INFORMATION SERVICES
    2.  Teleflex Inc.                                                  3.7%
        MANUFACTURE PRODUCTS FOR AUTOMOTIVE, MARINE, INDUSTRIAL, MEDICAL
        AND AEROSPACE INDUSTRIES
    3.  Rent-A-Center, Inc.                                            3.7%
        RENT/SELL HOUSEHOLD PRODUCTS
    4.  Reinsurance Group of America                                   3.3%
        MARKETS LIFE REINSURANCE
    5.  King Pharmaceuticals, Inc.                                     3.3%
        MANUFACTURER OF BRAND AND GENERIC PHARMACEUTICAL PRODUCTS
    6.  Cintas Corp.                                                   3.1%
        SALES AND RENTAL OF UNIFORMS
    7.  Reynolds & Reynolds, Inc.                                      3.1%
        BUSINESS FORMS MANUFACTURER
    8.  Fair, Isaac & Company, Inc.                                    3.0%
        CREDIT EVALUATION SYSTEM DEVELOPER
    9.  Brown and Brown, Inc.                                          3.0%
        GENERAL INSURANCE AGENCY
   10.  Black Box Corp.                                                3.0%
        NETWORK SERVICES AND PRODUCTS

                        INVESTMENTS AT DECEMBER 31, 2002

                                            SHARES       VALUE
                                          ----------  -----------
COMMON STOCKS--99.99%

ADVERTISING--2.1%
Catalina Marketing Corp.(b).........        115,910   $ 2,144,335
AEROSPACE & DEFENSE--0.6%
HEICO Corp. - Class A...............         77,331       639,527

AIR FREIGHT & COURIERS--2.5%
C.H. Robinson Worldwide, Inc........         82,400     2,570,880

APPLICATION SOFTWARE--10.8%
FactSet Research Systems, Inc.......         91,850     2,596,599
Fair, Isaac and Company, Inc........         72,390     3,091,053
Jack Henry & Associates, Inc........        180,815     2,177,013
Reynolds & Reynolds, Inc. -
Class A.............................        122,762     3,126,748
                                                      -----------
                                                       10,991,413
                                                      -----------

AUTO PARTS AND EQUIPMENT--1.2%
Federal Signal Corp.................         59,807     1,161,452

BANKS--4.6%
National Commerce Financial Corp....        125,730     2,998,660
Washington Federal, Inc.............         67,314     1,672,753
                                                      -----------
                                                        4,671,413
                                                      -----------

BIOTECHNOLOGY--2.8%
Techne Corp.(b).....................         98,085     2,802,092

CONSTRUCTION & ENGINEERING--1.6%
Insituform Technologies, Inc. -
Class A(b)..........................         95,480     1,627,934

                                            SHARES       VALUE
                                          ----------  -----------

CONSUMER FINANCE--2.0%
World Acceptance Corp.(b)...........        266,000   $ 2,024,260

DATA PROCESSING SERVICES--3.8%
Certegy, Inc.(b)....................         82,867     2,034,385
CSG Systems
International, Inc.(b)..............        133,970     1,828,690
                                                      -----------
                                                        3,863,075
                                                      -----------

DISTRIBUTORS--1.7%
Advanced Marketing
Services, Inc.(b)...................        116,000     1,705,200

DIVERSIFIED COMMERCIAL SERVICES--7.2%
ABM Industries, Inc.................        139,530     2,162,715
Cintas Corp.........................         68,565     3,136,849
Equifax, Inc........................         88,385     2,045,229
                                                      -----------
                                                        7,344,793
                                                      -----------

DIVERSIFIED FINANCIAL SERVICES--2.2%
Eaton Vance Corp....................         80,004     2,260,113

ENVIRONMENTAL SERVICES--1.4%
Landauer, Inc.......................         39,400     1,369,150

HEALTH CARE DISTRIBUTORS & SERVICES--4.5%
Hooper Holmes, Inc..................        132,440       813,182
IMS Health, Inc.....................        237,965     3,807,440
                                                      -----------
                                                        4,620,622
                                                      -----------

HOME FURNISHINGS--2.1%
LA-Z Boy, Inc.......................         90,072     2,159,927

                       See Notes to Financial Statements                      15

Phoenix-Kayne Small-Mid Cap Fund

                                            SHARES       VALUE
                                          ----------  -----------
INDUSTRIAL CONGLOMERATES--3.7%
Teleflex, Inc.......................         87,410   $ 3,749,015

INDUSTRIAL MACHINERY--1.7%
Donaldson Co., Inc..................         49,100     1,767,600

INSURANCE BROKERS--3.0%
Brown & Brown, Inc..................         95,000     3,070,400

MANAGED HEALTH CARE--3.0%
First Health Group Corp.(b).........        123,200     2,999,920

NETWORKING EQUIPMENT--3.0%
Black Box Corp.(b)..................         67,995     3,046,176

OFFICE ELECTRONICS--1.3%
Zebra Technologies Corp.(b).........         23,000     1,317,900
OIL & GAS EQUIPMENT & SERVICES--1.6%
Hanover Compressor Co.(b)...........        179,275     1,645,745

OIL & GAS EXPLORATION & PRODUCTION--2.7%
Devon Energy Corp...................         59,129     2,714,021

PAPER PACKAGING--2.7%
Bemis Co............................         55,472     2,753,075
PHARMACEUTICALS--6.0%
King Pharmaceuticals, Inc.(b).......        193,296     3,322,758
Medicis Pharmaceutical Corp. -
Class A(b)..........................         55,800     2,771,586
                                                      -----------
                                                        6,094,344
                                                      -----------

                                            SHARES       VALUE
                                          ----------  -----------

PROPERTY & CASUALTY INSURANCE--2.5%
Cincinnati Financial Corp...........         66,055   $ 2,480,365

REINSURANCE--3.3%
Reinsurance Group of
America, Inc........................        123,100     3,333,548

SEMICONDUCTORS--2.5%
Maxim Integrated
Products, Inc.(b)...................         77,064     2,546,195

SPECIALTY CHEMICALS--2.4%
Valspar Corp........................         54,520     2,408,694

SPECIALTY STORES--9.4%
Copart, Inc.(b).....................        231,000     2,735,040
Regis Corp.(b)......................        117,000     3,040,830
Rent-A-Center, Inc.(b)..............         74,500     3,721,275
                                                      -----------
                                                        9,497,145
                                                      -----------
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $113,786,259)                        101,380,329
-----------------------------------------------------------------

TOTAL INVESTMENTS--99.99%
(IDENTIFIED COST $113,786,259)                        101,380,329(a)
Other assets and liabilities, net--0.01%                   14,928
                                                     ------------
NET ASSETS--100.0%                                   $101,395,257
                                                     ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,253,931 and gross depreciation of $18,659,861 for federal income tax purposes. At
     December 31, 2002, the aggregate cost of securities for federal income tax purposes was $113,786,259.
(b)  Non income producing.

16                     See Notes to Financial Statements

Phoenix-Kayne Small-Mid Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS
Investments securities at value
  (Identified cost $113,786,259)                              $  101,380,329
Receivables
  Investment Securities sold                                       1,776,363
  Fund shares sold                                                   692,323
  Dividends and interest                                             122,174
  Securities loan earnings                                            28,653
Collateral for securities loaned, at value                        20,262,146
Prepaid expenses                                                      34,288
                                                              --------------
    Total Assets                                                 124,296,276
                                                              --------------
LIABILITIES
Cash overdraft                                                     1,237,984
Payables
  Fund shares repurchased                                          1,213,830
  Investment advisory fee                                             84,784
  Distribution fees                                                    2,070
  Upon return of securities loaned                                20,262,146
Accrued expenses                                                     100,205
                                                              --------------
    Total liabilities                                             22,901,019
                                                              --------------
NET ASSETS                                                    $  101,395,257
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  124,368,886
Accumulated net realized loss                                    (10,567,699)
Net unrealized depreciation                                      (12,405,930)
                                                              --------------
NET ASSETS                                                    $  101,395,257
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,085,653)                    145,403
Net asset value per share                                             $14.34
Offering price per share $14.34/(1-5.75%)                             $15.21
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $626,333)                       43,788
Net asset value and offering price per share                          $14.30
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $571,764)                       39,966
Net asset value and offering price per share                          $14.31
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $98,111,507)                 6,840,274
Net asset value and offering price per share                          $14.34

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Dividends                                                     $      915,316
Interest                                                              17,630
Income from securities loaned, net                                    39,280
                                                              --------------
    Total investment income                                          972,226
                                                              --------------
EXPENSES
Investment advisory fee                                              977,126
Distribution fees, Class A                                               709
Distribution fees, Class B                                               659
Distribution fees, Class C                                               702
Administration                                                        68,243
Transfer agent fee                                                   123,852
Financial agent fee                                                   47,245
Custodian                                                             34,769
Professional                                                          29,751
Registration                                                          29,024
Printing                                                              60,251
Trustees                                                              21,489
Miscellaneous                                                         11,374
                                                              --------------
    Total expenses                                                 1,405,194
                                                              --------------
NET INVESTMENT LOSS                                                 (432,968)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (2,593,808)
Net change in unrealized depreciation on investments             (22,593,792)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (25,187,600)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (25,620,568)
                                                              ==============

                       See Notes to Financial Statements                      17

Phoenix-Kayne Small-Mid Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended   Year Ended
                                            12/31/02     12/31/01
                                          ------------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   (432,968) $   (94,754)
  Net realized gain (loss)                  (2,593,808)  (1,225,193)
  Net change in unrealized appreciation
    (depreciation)                         (22,593,792)   4,848,908
                                          ------------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (25,620,568)   3,528,961
                                          ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                    --      (21,298)
  Net realized gain, Class X                        --   (2,345,271)
                                          ------------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --   (2,366,569)
                                          ------------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (146,581
    and 0 shares, respectively)              2,103,515           --
  Cost of shares repurchased (1,178 and
    0 shares, respectively)                    (16,705)          --
                                          ------------  -----------
Total                                        2,086,810           --
                                          ------------  -----------
CLASS B
  Proceeds from sales of shares (43,790
    and 0 shares, respectively)                639,229           --
  Cost of shares repurchased (2 and 0
    shares, respectively)                          (30)          --
                                          ------------  -----------
Total                                          639,199           --
                                          ------------  -----------
CLASS C
  Proceeds from sales of shares (39,973
    and 0 shares, respectively)                582,457           --
  Cost of shares repurchased (7 and 0
    shares, respectively)                         (100)          --
                                          ------------  -----------
Total                                          582,357           --
                                          ------------  -----------
CLASS X
  Proceeds from sales of shares
    (6,136,774 and 5,465,027 shares,
    respectively)                          104,014,998   94,512,239
  Net asset value of shares issued from
    reinvestment of distributions
    (582 and 82,167 shares,
    respectively)                                8,158    1,530,774
  Cost of shares repurchased (4,672,212
    and 2,647,873 shares, respectively)    (75,454,186) (44,626,624)
                                          ------------  -----------
Total                                       28,568,970   51,416,389
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      31,877,336   51,416,389
                                          ------------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS      6,256,768   52,578,781

NET ASSETS
  Beginning of period                       95,138,489   42,559,708
                                          ------------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $0 AND $0, RESPECTIVELY]              $101,395,257  $95,138,489
                                          ============  ===========

18                     See Notes to Financial Statements

Phoenix-Kayne Small-Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS X
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
Net asset value, beginning of period                $   17.70       $   17.19       $   14.82       $   15.04       $   13.12
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          (0.06)          (0.01)           0.04            0.07            0.05
  Net realized and unrealized gain (loss) on
    investments                                         (3.30)           1.15            3.54            0.47            2.07
                                                    ---------       ---------       ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                  (3.36)           1.14            3.58            0.54            2.12
                                                    ---------       ---------       ---------       ---------       ---------

LESS DISTRIBUTIONS:
  From net investment income                               --           (0.01)          (0.04)          (0.07)          (0.05)
  From net realized gain                                   --           (0.62)          (1.17)          (0.69)             --
  From return of capital                                   --              --              --              --           (0.15)
                                                    ---------       ---------       ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                                  --           (0.63)          (1.21)          (0.76)          (0.20)
                                                    ---------       ---------       ---------       ---------       ---------
Change in net asset value                               (3.36)           0.51            2.37           (0.22)           1.92
                                                    ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                      $   14.34       $   17.70       $   17.19       $   14.82       $   15.04
                                                    =========       =========       =========       =========       =========
Total return                                          (18.98)%          6.40%           24.77%           3.64%          16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                  $98,112         $95,138         $42,560         $46,997         $33,017

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.22%           1.17%            1.29%           1.30%(1)        1.30%(1)
  Net investment income (loss)                         (0.38)%         (0.14)%           0.26%           0.53%           0.38%
Portfolio turnover rate                                   16%             17%              50%             50%             28%

                                                    ----------------------------------------------
                                                          FROM INCEPTION 8/30/02 TO 12/31/02
                                                    ----------------------------------------------
                                                       CLASS A            CLASS B         CLASS C
Net asset value, beginning of period                   $ 15.29            $15.29          $15.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           (0.02)            (0.02)          (0.03)
  Net realized and unrealized gain (loss) on
    investments                                          (0.93)            (0.97)          (0.95)
                                                       -------            ------          ------
      TOTAL INCOME (LOSS) FROM INVESTMENT
        OPERATIONS                                       (0.95)            (0.99)          (0.98)
                                                       -------            ------          ------

LESS DISTRIBUTIONS:
  From net investment income                              0.00              0.00            0.00
  From net realized gain                                  0.00              0.00            0.00
                                                       -------            ------          ------
      TOTAL DISTRIBUTIONS                                 0.00              0.00            0.00
                                                       -------            ------          ------
Change in net asset value                                (0.95)            (0.99)          (0.98)
                                                       -------            ------          ------
NET ASSET VALUE, END OF PERIOD                         $ 14.34            $14.30          $14.31
                                                       =======            ======          ======
Total return(2)(3)                                       (6.21)%           (6.47)%         (6.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $2,086              $626            $572

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                   1.47%             2.22%           2.22%
  Net investment income (loss)(4)                        (0.62)%           (1.37)%         (1.37)%
Portfolio turnover rate(2)                                  16%               16%             16%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.34% and 1.35% for the period ended December 31, 1999 and 1998, respectively.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.

                       See Notes to Financial Statements                      19

PHOENIX-KAYNE INTERNATIONAL FUND COMMENTARY

    While 2002 marked a third year of decline for global equities, foreign developed equity markets outperformed the U.S. equity market for the first time since 1999, with the MSCI EAFE (Net) Index(1) down 15.94% compared to a decline of 22.10% for the S&P 500(2). The weakness of the U.S. dollar against all major currencies largely explains the better relative returns offered by foreign equities in 2002. The Japanese Topix Index declined only 8.58% in U.S.-dollar terms because of the 10.83% appreciation of the yen, while the 17.95% gain of the euro against the U.S. dollar limited the negative return of the FTSE Eurotop 300 Index (-17.23%).

    Information technology, telecommunications services, and financials were the three worst performing sectors for the year while the consumer-staples sector was the best performing sector. Energy, materials, and utilities also outperformed in 2002.

    For the year, similar to 2001, large-capitalization stocks underperformed smaller-capitalization stocks and stocks of financially strong companies outperformed financially weak companies in 2002.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MSCI EAFE (NET) INDEX

     $1B and below    1.6%
            $1-$5B   -8.6%
           $5-$10B  -10.5%
          $10-$20B  -13.5%
          $20-$40B  -17.9%
     $40 Billion +  -17.7%

     2002 RETURNS BY MARKET CAP

(1) THE MSCI EAFE (NET) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF FOREIGN STOCK MARKET PERFORMANCE. INDEX PERFORMANCE DOES NOT REFLECT SALES CHARGES.
(2) THE S&P 500 INDEX IS A MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. INDEX PERFORMANCE DOES NOT REFLECT SALES CHARGES.

INTERNATIONAL FUND REVIEW

    Although the Phoenix-Kayne International Fund underperformed the MSCI EAFE
(Net) Index for the year, it outperformed the index for the six months ending December 31, 2002*.

                                          MSCI EAFE-Registered Trademark-  KAR International
Ending 12/31/02                                        Index                     Fund
---------------                           -------------------------------  -----------------
6 Months................................               (14.55)%                   (13.78)%
1 Year..................................               (15.94)%                   (20.04)%

    A more benign environment in terms of style (value vs. growth) and size (large vs. small) effects has strongly contributed to an improvement in the fund's relative performance. We view the normalization of the style and size phenomena as positive for the fund's relative performance going forward. The fund's large-capitalization and core/ growth positioning should benefit from these more favorable trends.

    To increase the underlying quality of the fund and improve its sector and industry diversification, we made several adjustments in the second half of 2002. During the third quarter we initiated positions in Toyota Motor, the only AAA-rated (S&P) auto company in the world, STMicrolelectronics, a top-quality, European semiconductor manufacturer, and Secom, a leading Japanese home-security protection company. We added to BNP Paribas and Lloyds TSB in the financial sector, and Nippon Telegraph and Telephone and Denso in Japan. We also raised our exposure to energy stocks by adding to our positions in Total Fina Elf and BP. To finance those purchases, we sold Minebea, Fujitsu, Vivendi-Universal, and reduced our exposure to Canon, Novartis, and HSBC.

    In the fourth quarter, we sold Ahold and reduced Danone for fundamental reasons and bought Henkel and Seven-Eleven Japan as replacements in the consumer-staples sector. Based on valuation, we reduced Allied Irish Banks and added to BNP Paribas in the financials sector, reduced Nokia and SAP in the information-technology sector, reduced Adecco and Rentokil in the industrials sector, and added to BP in the energy sector. Finally, in the health-care sector, we sold Shire Pharmaceuticals because of fundamentals.

* DATA PERTAINS TO CLASS X SHARES

OUTLOOK

    After three years of global equity-market downturns, equity valuations in Europe and Japan appear reasonable, if not cheap. These prices suggest that significant uncertainty and investor concern have been priced into equities. Although the outlook for 2003 remains largely unclear, history has shown that after multi-year declines, equity markets have rebounded strongly within a short timeframe and in unpredictable ways. Albeit volatile, the year ahead may prove to be a significantly better year for global equities. Furthermore, the fundamentals of the U.S. currency point to further U.S.-dollar weakness in 2003 that could lead to another year of relative outperformance for the foreign equity markets expressed in U.S. dollars.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        PRICE-TO-FORWARD EARNINGS  PRICE-TO-CASH FLOW  PRICE-TO-SALES  PRICE-TO-BOOK VALUE
EUROPE                      15.5x                8.6x            0.9x                 1.8x
JAPAN                       20.9x                8.5x            0.6x                 1.4x
EAFE                        16.4x                8.7x            0.8x                 1.7x
U.S.                        16.4x               12.1x            1.4x                 2.7x

DATE IS OBTAINED FROM BERNSTEIN RESEARCH AND IS AS OF NOVEMBER 30, 2002.

Jean-Baptiste Nadal, CFA                   Craig Stone
Managing Director                          Fund Manager
International Investments

Phoenix-Kayne International Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIOD ENDING 12/31/02

                                                   INCEPTION    INCEPTION
                                1 YEAR   5 YEAR   TO 12/31/02     DATE
                                -------  -------  -----------  -----------
Class A Shares at NAV(2)            --       --        (4.76)%    8/30/02
Class A Shares at POP(3)            --       --       (10.24)     8/30/02
Class B Shares at NAV(2)            --       --        (4.97)     8/30/02
Class B Shares with CDSC(4)         --       --        (9.72)     8/30/02
Class C Shares at NAV(2)            --       --        (4.97)     8/30/02
Class C Shares with CDSC(4)         --       --        (5.92)     8/30/02
Class X Shares at NAV(2)        (20.04)%  (3.38)%       0.08     10/18/96
MSCI EAFE (Net) Index(8)        (15.94)   (2.89)      Note 5       Note 5
S&P 500 Index(9)                (22.10)   (0.56)      Note 6       Note 6

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is (4.98)% for Class A, Class B, Class C (since 8/30/02) and (1.66)% for Class X (since 10/31/96).
(6) Index performance is (3.35)% for Class A, Class B, Class C (since 8/30/02) and 5.06% for Class X (since 10/18/96).
(7) This chart illustrates NAV returns on Class X shares since inception. Returns on Class A, Class B and Class C shares will vary due to differing sales charges.
(8) The MSCI EAFE (Net) Index is an unmanaged, commonly used measure of foreign stock market performance. The index's performance does not reflect sales charges.
(9) The S&P 500 Index is an unmanaged, commonly used measure of stock market total performance. The index's performance does not reflect sales charges. All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Because the fund holds a limited number of securities, it will be impacted by each security's performance more than a fund with a large number of holdings.
     Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

GROWTH OF $10,000                                        PERIODS ENDING 12/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             PHOENIX-KAYNE
             INTERNATIONAL   MSCI EAFE (NET)   S&P 500 TOTAL
            FUND CLASS X(7)     INDEX(8)      RETURN INDEX(9)
10/18/96            $10,000          $10,000          $10,000
12/31/96            $10,256          $10,264          $10,474
12/31/97            $11,940          $10,447          $13,970
12/31/98            $15,101          $12,536          $17,988
12/31/99            $19,792          $15,916          $21,789
12/29/2000          $17,882          $13,661          $19,788
12/31/2001          $12,571          $10,732          $17,438
12/31/2002          $10,052           $9,021          $13,584

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/18/96 (inception of the Fund) in Class X shares. The total return for Class X shares do not include the effect of any sales charge. Performance assumes dividends and capital gains are reinvested.

COUNTRY WEIGHTINGS                                                      12/31/02
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Japan           20.0%
France          19.7%
United Kingdom  18.8%
Switzerland     13.8%
Netherlands      9.9%
Spain            6.0%
Germany          3.1%
Other            8.7%

                       See Notes to Financial Statements                      23

Phoenix-Kayne International Fund

TEN LARGEST HOLDINGS AT DECEMBER 31, 2002 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  Air Liquide                                                    4.1%
        OIL AND GAS EQUIPMENT AND SERVICES
    2.  Novartis AG                                                    4.0%
        PRODUCE PHARMACEUTICAL PRODUCTS
    3.  BP Amoco PLC                                                   3.9%
        INTEGRATED OIL AND GAS
    4.  BNP Paribas                                                    3.8%
        BANKS
    5.  Total Fina Elf ADR                                             3.7%
        INTEGRATED OIL AND GAS
    6.  Nestle ADR                                                     3.6%
        FOOD AND BEVERAGE COMPANY
    7.  Canon                                                          3.5%
        BUSINESS MACHINES, CAMERAS AND OPTIC MANUFACTURER
    8.  Group Danone ADR                                               3.3%
        PACKAGED FOODS AND MEATS
    9.  Telefonica                                                     3.1%
        TELECOMMUNICATION SERVICES
   10.  ING Groep NV                                                   2.9%
        BANKING, INSURANCE AND ASSET MANAGEMENT

                        INVESTMENTS AT DECEMBER 31, 2002

                                            SHARES       VALUE
                                          ----------  -----------
FOREIGN COMMON STOCKS--101.6%

BELGIUM--2.4%
Dexia (Banks).......................         97,300   $ 1,207,688
FINLAND--2.0%
Nokia Corp. ADR (Telecommunications
Equipment)..........................         65,607     1,016,908
FRANCE--20.0%
Air Liquide (Oil & Gas Equipment &
Services)...........................         15,823     2,086,800
Axa ADR (Multi-line Insurance)......         84,784     1,140,345
BNP Paribas (Banks).................         47,000     1,914,794
Carrefour Supermarche (Food
Retail).............................         33,200     1,477,978
Groupe Danone ADR (Packaged Foods
and Meats)..........................         63,440     1,693,848
Total Fina Elf ADR (Integrated
Oil & Gas)..........................         26,396     1,887,314
                                                      -----------
                                                       10,201,079
                                                      -----------

GERMANY--3.2%
Henkel KGaA (Household
Products)(b)........................         15,000       826,242
SAP ADR (Application Software)......         40,436       788,502
                                                      -----------
                                                        1,614,744
                                                      -----------

HONG KONG--2.2%
HSBC ADR (Banks)....................         20,064     1,103,119

IRELAND--2.4%
Allied Irish Banks PLC (Banks)......         88,300     1,211,785

JAPAN--20.3%
Canon (Office Electronics)..........         48,000     1,807,733
Denso Corp. (Auto Parts &
Equipment)..........................         68,000     1,115,479

                                            SHARES       VALUE
                                          ----------  -----------
JAPAN--CONTINUED
Fanuc Ltd. (Electrical Components &
Equipment)..........................         14,330   $   633,857
Matsushita Electric Industrial
(Office Electronics)................        105,000     1,035,048
Nippon Telegraph & Telephone
(Integrated Telecommunication
Service)............................            410     1,488,836
Secom Co., Ltd. (Diversified
Commercial Services)(b).............         23,000       788,693
Seven-Eleven Japan Co., Ltd. (Food
Retail)(b)..........................         20,000       609,992
SMC Corp. (Industrial Machinery)....         10,000       938,579
Sony (Household Appliances).........         28,700     1,199,359
Toyota Motor Corp. (Automobile
Manufacturers)......................         27,600       741,797
                                                      -----------
                                                       10,359,373
                                                      -----------

NETHERLANDS--10.0%
Aegon (Life & Health Insurance).....         79,345     1,020,631
Heineken (Brewers)..................         33,063     1,290,452
ING Groep NV (Multi-Sector
Holdings)...........................         88,809     1,503,892
Royal Dutch Petroleum Co. ADR
(Integrated Oil & Gas)..............         29,285     1,289,126
                                                      -----------
                                                        5,104,101
                                                      -----------

SPAIN--6.1%
Endesa ADR (Electric Utilities).....        132,205     1,493,916
Telefonica (Integrated
Telecommunication Services)(b)......        178,700     1,599,293
                                                      -----------
                                                        3,093,209
                                                      -----------

SWITZERLAND--14.0%
Adecco SA (Employment Services).....         19,000       744,882
Nestle ADR (Packaged Foods and
Meats)..............................         34,243     1,814,071
Novartis ADR (Pharmaceuticals)......         55,276     2,030,287

24                     See Notes to Financial Statements

Phoenix-Kayne International Fund

                                            SHARES       VALUE
                                          ----------  -----------
SWITZERLAND--CONTINUED
STMicroelectronics NV
(Semiconductors)(b).................         29,400   $   576,211
Swisscom AG (Integrated
Telecommunication Services)(b)......          3,700     1,071,863
UBS AG (Multi-Sector Holdings)......         19,200       933,266
                                                      -----------
                                                        7,170,580
                                                      -----------
UNITED KINGDOM--19.0%
BP Amoco PLC (Integrated Oil &
Gas)................................        287,450     1,975,586
Compass Group PLC (Food
Distributors).......................        250,000     1,327,875
GlaxoSmithKline PLC
(Pharmaceuticals)...................         73,073     1,401,971
Lloyds Tsb Group PLC (Multi-Sector
Holdings)...........................        143,000     1,026,540
Pearson PLC (Publishing)............        106,924       988,715
Reed International PLC
(Publishing)........................         84,000       719,275
Rentokil Initial PLC (Diversified
Commercial Services)................        221,600       784,686

                                            SHARES       VALUE
                                          ----------  -----------
UNITED KINGDOM--CONTINUED
Vodafone ADR (Wireless
Telecommunication Services).........         82,680   $ 1,498,162
                                                      -----------
                                                        9,722,810
                                                      -----------
-----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $62,051,523)                          51,805,396
-----------------------------------------------------------------

TOTAL INVESTMENTS--101.6%
(IDENTIFIED COST $62,051,523)                          51,805,396(a)
Other assets and liabilities, net--(1.6)%                (799,291)
                                                     ------------
NET ASSETS--100.0%                                   $ 51,006,105
                                                     ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,341,965 and gross depreciation of $13,445,331 for federal income tax purposes. At
     December 31, 2002, the aggregate cost of securities for federal income tax purposes was $63,908,762.
(b)  Non income producing.

                       See Notes to Financial Statements                      25

Phoenix-Kayne International Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Banks...................................    10.6%
Integrated Oil & Gas....................     9.9
Integrated Telecommunication Services...     7.1
Packaged Foods and Meats................     6.8
Multi-Sector Holdings...................     6.7
Pharmaceuticals.........................     6.6
Office Electronics......................     5.5
Food Retail.............................     4.0
Oil & Gas Equipment & Services..........     4.0
Publishing..............................     3.3
Diversified Commercial Services.........     3.0
Wireless Telecommunication Services.....     2.9
Electric Utilities......................     2.9
Telecommunications Equipment............     2.9
Food Distributors.......................     2.6
Brewers.................................     2.5
Household Appliances....................     2.3
Multi-line Insurance....................     2.2
Auto Parts & Equipment..................     2.2
Life & Health Insurance.................     2.0
Industrial Machinery....................     1.8
Household Products......................     1.6
Application Software....................     1.5
Employment Services.....................     1.4
Automobile Manufacturers................     1.4
Electrical Components & Equipment.......     1.2
Semiconductors..........................     1.1
                                          ------
                                           100.0%
                                          ======

26                     See Notes to Financial Statements

Phoenix-Kayne International Fund

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS
Investments securities at value
  (Identified cost $62,051,523)                               $   51,805,396
Receivables
  Securities sold                                                  1,090,903
  Fund shares sold                                                   818,460
  Dividends and interest                                              74,779
  Tax reclaim                                                         38,537
  Securities loan earnings                                             4,934
Collateral for securities loaned, at value                         5,922,896
Prepaid expenses and other assets                                     31,278
                                                              --------------
    Total Assets                                                  59,787,183
                                                              --------------
LIABILITIES
Cash overdraft                                                       489,723
Payables
  Fund shares repurchased                                          2,263,877
  Unrealized loss on forward foreign currency contracts                4,883
  Investment advisory fee                                             47,960
  Distribution fees                                                      721
  Upon return of securities loaned                                 5,922,896
Accrued expenses                                                      51,018
                                                              --------------
    Total liabilities                                              8,781,078
                                                              --------------
NET ASSETS                                                    $   51,006,105
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  80,006,365
Accumulated net realized loss                                    (18,759,503)
Net unrealized depreciation                                      (10,240,757)
                                                              --------------
NET ASSETS                                                    $   51,006,105
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $152,837)                       16,971
Net asset value per share                                              $9.01
Offering price per share $9.01/(1-5.75%)                               $9.56
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $98,371)                        10,951
Net asset value and offering price per share                           $8.98
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $99,291)                        11,053
Net asset value and offering price per share                           $8.98
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $50,655,606)                 5,621,445
Net asset value and offering price per share                           $9.01

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Dividends                                                     $    1,309,925
Interest                                                              28,026
Income from securities loaned, net                                    25,269
Foreign tax withheld                                                (140,534)
                                                              --------------
    Total investment income                                        1,222,686
                                                              --------------
EXPENSES
Investment advisory fee                                              615,762
Distribution fees, Class A                                                89
Distribution fees, Class B                                               315
Distribution fees, Class C                                               317
Administration                                                        52,357
Financial agent fee                                                   54,162
Transfer agent fee                                                    46,109
Custodian                                                             40,373
Registration                                                          40,224
Trustees                                                              18,223
Professional                                                          16,766
Printing                                                               7,759
Miscellaneous                                                          8,342
                                                              --------------
    Total expenses                                                   900,798
    Less: Fees recouped by investment adviser                          8,744
                                                              --------------
    Net expenses                                                     909,542
                                                              --------------
NET INVESTMENT INCOME                                                313,144
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (13,807,089)
Net realized loss on foreign currency                               (128,678)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (399,252)
Net change in unrealized appreciation (depreciation) on
  foreign currency                                                     4,925
                                                              --------------
NET LOSS ON INVESTMENTS                                          (14,330,094)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (14,016,950)
                                                              ==============

                       See Notes to Financial Statements                      27

Phoenix-Kayne International Fund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Year Ended    Year Ended
                                            12/31/02      12/31/01
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    313,144  $     49,932
  Net realized gain (loss)                 (13,935,767)   (5,073,961)
  Net change in unrealized appreciation
    (depreciation)                            (394,327)  (12,336,040)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (14,016,950)  (17,360,069)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X              (179,583)     (115,405)
  Net realized gains, Class X                       --       (13,194)
  Return of capital, Class X                  (139,712)           --
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (319,295)     (128,599)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (64,724
    and 0 shares, respectively)                583,861            --
  Cost of shares repurchased (47,753 and
    0 shares, respectively)                   (433,739)           --
                                          ------------  ------------
Total                                          150,122            --
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (10,951
    and 0 shares, respectively)                103,399            --
                                          ------------  ------------
Total                                          103,399            --
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (15,991
    and 0 shares, respectively)                147,818            --
  Cost of shares repurchased (4,938 and
    0 shares, respectively)                    (44,049)           --
                                          ------------  ------------
Total                                          103,769            --
                                          ------------  ------------
CLASS X
  Proceeds from sales of shares
    (11,453,659 and 17,310,272 shares,
    respectively)                          119,303,594   206,593,069
  Net asset value of shares issued from
    reinvestment of distributions
    (23,316 and 10,164 shares,
    respectively)                              237,358       130,107
  Cost of shares repurchased (10,847,888
    and 15,537,245 shares, respectively)  (111,069,098) (184,549,580)
                                          ------------  ------------
Total                                        8,471,854    22,173,596
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       8,829,144    22,173,596
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     (5,507,101)    4,684,928

NET ASSETS
  Beginning of period                       56,513,206    51,828,278
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $0 AND $0, RESPECTIVELY]              $ 51,006,105  $ 56,513,206
                                          ============  ============

28                     See Notes to Financial Statements

Phoenix-Kayne International Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS X
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
Net asset value, beginning of period                $   11.32       $   16.15       $   18.47           15.51           12.61
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.03            0.04            0.03            0.12            0.08
  Net realized and unrealized gain (loss) on
    investments                                         (2.29)          (4.83)          (1.82)           4.68            3.25
                                                    ---------       ---------       ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                  (2.26)          (4.79)          (1.79)           4.80            3.33
                                                    ---------       ---------       ---------       ---------       ---------

LESS DISTRIBUTIONS
  From net investment income                            (0.03)          (0.04)          (0.03)          (0.12)          (0.08)
  From net realized gain                                   --              --           (0.50)          (1.72)          (0.35)
  From return of capital                                (0.02)             --              --              --              --
                                                    ---------       ---------       ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                               (0.05)          (0.04)          (0.53)          (1.84)          (0.43)
                                                    ---------       ---------       ---------       ---------       ---------
Change in net asset value                               (2.31)          (4.83)          (2.32)           2.96            2.90
                                                    ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                      $    9.01       $   11.32       $   16.15           18.47           15.51
                                                    =========       =========       =========       =========       =========
Total return                                          (20.04)%        (29.72)%         (9.65)%           0.31%           0.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $50,656         $56,513         $51,828         $40,590         $35,436

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.41%           1.38%           1.38%            1.40%(1)        1.38%(1)
  Net investment income (loss)                          0.49%           0.09%           0.24%            0.63%           0.85%
Portfolio turnover rate                                   65%             88%             35%              57%             28%

                                                    ----------------------------------------------
                                                          FROM INCEPTION 8/30/02 TO 12/31/02
                                                    ----------------------------------------------
                                                       CLASS A            CLASS B         CLASS C
Net asset value, beginning of period                   $  9.45            $ 9.45          $ 9.45
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           (0.03)            (0.06)          (0.06)
  Net realized and unrealized gain (loss) on
    investments                                          (0.41)            (0.41)          (0.41)
                                                       -------            ------          ------
      TOTAL INCOME (LOSS) FROM INVESTMENT
        OPERATIONS                                       (0.44)            (0.47)          (0.47)
                                                       -------            ------          ------

LESS DISTRIBUTIONS:
  From net investment income                              0.00              0.00            0.00
  From net realized gain                                  0.00              0.00            0.00
                                                       -------            ------          ------
      TOTAL DISTRIBUTIONS                                 0.00              0.00            0.00
                                                       -------            ------          ------
Change in net asset value                                (0.44)            (0.47)          (0.47)
                                                       -------            ------          ------
NET ASSET VALUE, END OF PERIOD                         $  9.01            $ 8.98          $ 8.98
                                                       =======            ======          ======
Total return(2)(3)                                       (4.76)%           (4.97)%         (4.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $153               $98             $99

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                   1.66%             2.41%           2.41%
  Net investment income (loss)(4)                         0.24%            (0.51)%         (0.51)%
Portfolio turnover rate(3)                                  65%               65%             65%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating epxenses to average net assets would have been 1.47% and 1.45% for the period ended December 31, 1999 and 1998, respectively.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.

                       See Notes to Financial Statements                      29

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND COMMENTARY

    THE PHOENIX-KAYNE FIXED-INCOME FUNDS SEEK TO PROVIDE A TOTAL RETURN IN EXCESS OF THEIR RESPECTIVE BENCHMARKS, WHILE MAINTAINING QUALITY AND LIQUIDITY.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10 YEAR U.S. TREASURY NOTE YIELD

 1/31/62     4.1
2/28/62          4
3/30/62       3.86
4/30/62       3.86
5/31/62        3.9
6/29/62          4
7/31/62       4.04
8/31/62       3.96
9/28/62       3.94
10/31/62      3.92
11/30/62      3.92
12/31/62      3.85
1/31/63       3.87
2/28/63       3.94
3/29/63       3.95
4/30/63       3.95
5/31/63       3.96
6/28/63          4
7/31/63          4
8/30/63       4.02
9/30/63       4.07
10/31/63      4.15
11/29/63      4.08
12/31/63      4.14
1/31/64       4.15
2/28/64       4.18
3/31/64       4.23
4/30/64       4.22
5/29/64       4.19
6/30/64       4.15
7/31/64       4.19
8/31/64       4.21
9/30/64       4.18
10/30/64      4.16
11/30/64       4.2
12/31/64      4.21
1/29/65       4.19
2/26/65       4.22
3/31/65        4.2
4/30/65       4.21
5/31/65       4.23
6/30/65        4.2
7/30/65       4.22
8/31/65       4.27
9/30/65       4.35
10/29/65      4.41
11/30/65      4.48
12/31/65      4.65
1/31/66       4.69
2/28/66       5.02
3/31/66       4.71
4/29/66       4.79
5/31/66        4.8
6/30/66       4.97
7/29/66       5.05
8/31/66       5.36
9/30/66       5.02
10/31/66      4.97
11/30/66      5.12
12/30/66      4.64
1/31/67       4.52
2/28/67       4.72
3/31/67        4.5
4/28/67       4.78
5/31/67       4.81
6/30/67       5.22
7/31/67       5.16
8/31/67       5.27
9/29/67       5.31
10/31/67      5.64
11/30/67      5.74
12/29/67       5.7
1/31/68       5.54
2/29/68       5.56
3/29/68       5.76
4/30/68       5.74
5/31/68       5.86
6/28/68       5.64
7/31/68       5.39
8/30/68       5.42
9/30/68       5.49
10/31/68      5.61
11/29/68      5.78
12/31/68      6.16
1/31/69       6.19
2/28/69       6.26
3/31/69        6.3
4/30/69        6.2
5/30/69       6.56
6/30/69       6.73
7/31/69       6.66
8/29/69       6.83
9/30/69       7.51
10/31/69      6.94
11/28/69      7.29
12/31/69      7.88
1/30/70       7.75
2/27/70        6.9
3/31/70       7.08
4/30/70       7.82
5/29/70       7.95
6/30/70       7.68
7/31/70       7.38
8/31/70       7.49
9/30/70       7.29
10/30/70      7.33
11/30/70      6.49
12/31/70       6.5
1/29/71       6.09
2/26/71       6.14
3/31/71       5.53
4/30/71       6.08
5/31/71       6.38
6/30/71        6.7
7/30/71       6.85
8/31/71       6.28
9/30/71          6
10/29/71      5.87
11/30/71      5.93
12/31/71      5.89
1/31/72       6.09
2/29/72       6.04
3/31/72       6.12
4/28/72       6.14
5/31/72       6.05
6/30/72       6.15
7/31/72       6.12
8/31/72       6.42
9/29/72       6.54
10/31/72      6.41
11/30/72      6.28
12/29/72      6.41
1/31/73       6.54
2/28/73       6.64
3/30/73       6.73
4/30/73        6.7
5/31/73       6.93
6/29/73       6.94
7/31/73       7.43
8/31/73       7.25
9/28/73        6.9
10/31/73      6.71
11/30/73      6.69
12/31/73       6.9
1/31/74          7
2/28/74       7.01
3/29/74       7.41
4/30/74       7.66
5/31/74       7.52
6/28/74       7.64
7/31/74       7.89
8/30/74       8.11
9/30/74       7.94
10/31/74      7.79
11/29/74      7.64
12/31/74       7.4
1/31/75       7.53
2/28/75       7.46
3/31/75       8.01
4/30/75       8.31
5/30/75       8.04
6/30/75       7.96
7/31/75        8.2
8/29/75       8.28
9/30/75       8.48
10/31/75      7.91
11/28/75      8.14
12/31/75      7.76
1/30/76        7.8
2/27/76       7.77
3/31/76       7.66
4/30/76       7.67
5/31/76       7.96
6/30/76       7.86
7/30/76       7.86
8/31/76       7.66
9/30/76       7.55
10/29/76      7.42
11/30/76      7.01
12/31/76      6.81
1/31/77        7.4
2/28/77        7.8
3/31/77       7.42
4/29/77       7.45
5/31/77       7.38
6/30/77        7.2
7/29/77       7.42
8/31/77       7.11
9/30/77       7.41
10/31/77      7.62
11/30/77      7.55
12/30/77      7.78
1/31/78       7.94
2/28/78       8.04
3/31/78       8.15
4/28/78       8.24
5/31/78       8.42
6/30/78       8.62
7/31/78       8.56
8/31/78       8.39
9/29/78       8.56
10/31/78      8.96
11/30/78      8.86
12/29/78      9.15
1/31/79       8.95
2/28/79       9.17
3/30/79       9.11
4/30/79       9.35
5/31/79       9.06
6/29/79       8.81
7/31/79       9.01
8/31/79       9.24
9/28/79       9.44
10/31/79     10.72
11/30/79     10.38
12/31/79     10.33
1/31/80      11.13
2/29/80      12.72
3/31/80      12.64
4/30/80      10.76
5/30/80      10.25
6/30/80      10.09
7/31/80      10.76
8/29/80      11.55
9/30/80      11.86
10/31/80     12.46
11/28/80     12.72
12/31/80     12.43
1/30/81      12.68
2/27/81      13.43
3/31/81      13.13
4/30/81      14.11
5/29/81       13.5
6/30/81      13.86
7/31/81      14.67
8/31/81      15.41
9/30/81      15.84
10/30/81     14.63
11/30/81     13.13
12/31/81     13.98
1/29/82      14.14
2/26/82      14.03
3/31/82      14.18
4/30/82      13.87
5/31/82      13.71
6/30/82      14.44
7/30/82      13.68
8/31/82      12.81
9/30/82      11.73
10/29/82     10.71
11/30/82     10.79
12/31/82     10.47
1/31/83       10.8
2/28/83      10.27
3/31/83      10.62
4/29/83      10.27
5/31/83     10.799
6/30/83     10.897
7/29/83     11.762
8/31/83     11.938
9/30/83     11.388
10/31/83    11.715
11/30/83    11.587
12/30/83    11.799
1/31/84      11.64
2/29/84     12.053
3/30/84     12.469
4/30/84     12.796
5/31/84     13.802
6/29/84     13.837
7/31/84     12.865
8/31/84     12.769
9/28/84     12.429
10/31/84    11.739
11/30/84    11.526
12/31/84    11.512
1/31/85     11.171
2/28/85     11.889
3/29/85     11.645
4/30/85     11.383
5/31/85     10.262
6/28/85     10.177
7/31/85     10.508
8/30/85     10.265
9/30/85     10.271
10/31/85     9.938
11/29/85     9.558
12/31/85     8.984
1/31/86      9.047
2/28/86      8.132
3/31/86      7.342
4/30/86      7.333
5/30/86      8.049
6/30/86      7.319
7/31/86      7.273
8/29/86      6.917
9/30/86      7.419
10/31/86     7.319
11/28/86     7.134
12/31/86     7.221
1/30/87      7.176
2/27/87      7.157
3/31/87      7.535
4/30/87      8.177
5/29/87      8.461
6/30/87      8.365
7/31/87       8.65
8/31/87      8.965
9/30/87      9.585
10/30/87     8.873
11/30/87      8.97
12/31/87     8.857
1/29/88      8.254
2/29/88      8.147
3/31/88       8.54
4/29/88      8.887
5/31/88      9.149
6/30/88      8.871
7/29/88      9.103
8/31/88      9.234
9/30/88      8.933
10/31/88     8.642
11/30/88     9.052
12/30/88     9.135
1/31/89      8.978
2/28/89      9.293
3/31/89      9.273
4/28/89      9.051
5/31/89      8.598
6/30/89      8.075
7/31/89      7.802
8/31/89      8.249
9/29/89      8.284
10/31/89     7.907
11/30/89     7.824
12/29/89     7.933
1/31/90      8.416
2/28/90      8.513
3/30/90      8.626
4/30/90       9.02
5/31/90      8.597
6/29/90       8.41
7/31/90      8.339
8/31/90      8.844
9/28/90      8.793
10/31/90     8.615
11/30/90      8.25
12/31/90     8.065
1/31/91      8.005
2/28/91      8.031
3/29/91      8.059
4/30/91      8.011
5/31/91      8.057
6/28/91      8.225
7/31/91      8.145
8/30/91      7.814
9/30/91      7.443
10/31/91     7.458
11/29/91     7.374
12/31/91     6.697
1/31/92      7.272
2/28/92      7.248
3/31/92      7.526
4/30/92      7.581
5/29/92      7.316
6/30/92      7.119
7/31/92      6.707
8/31/92      6.602
9/30/92      6.352
10/30/92     6.787
11/30/92     6.935
12/31/92     6.684
1/29/93      6.357
2/26/93      6.018
3/31/93      6.022
4/30/93      6.007
5/31/93      6.147
6/30/93      5.774
7/30/93      5.805
8/31/93      5.446
9/30/93       5.38
10/29/93     5.425
11/30/93     5.817
12/31/93     5.792
1/31/94       5.64
2/28/94      6.127
3/31/94      6.736
4/29/94       7.04
5/31/94      7.145
6/30/94      7.318
7/29/94      7.109
8/31/94      7.171
9/30/94      7.601
10/31/94     7.805
11/30/94     7.904
12/30/94      7.82
1/31/95      7.579
2/28/95      7.199
3/31/95      7.194
4/28/95      7.053
5/31/95      6.282
6/30/95      6.201
7/31/95      6.424
8/31/95      6.282
9/29/95       6.18
10/31/95     6.018
11/30/95     5.739
12/29/95      5.57
1/31/96      5.578
2/29/96      6.096
3/29/96      6.325
4/30/96      6.668
5/31/96       6.85
6/28/96      6.709
7/31/96      6.792
8/30/96      6.941
9/30/96      6.701
10/31/96     6.337
11/29/96     6.042
12/31/96     6.413
1/31/97      6.492
2/28/97       6.55
3/31/97      6.898
4/30/97      6.713
5/30/97      6.657
6/30/97      6.496
7/31/97      6.006
8/29/97      6.336
9/30/97        6.1
10/31/97     5.829
11/28/97     5.872
12/31/97     5.739
1/30/98      5.503
2/27/98       5.62
3/31/98      5.651
4/30/98      5.669
5/29/98       5.55
6/30/98      5.444
7/31/98      5.492
8/31/98      4.974
9/30/98      4.418
10/30/98     4.603
11/30/98     4.712
12/31/98     4.646
1/29/99      4.649
2/26/99      5.285
3/31/99       5.24
4/30/99      5.346
5/31/99       5.62
6/30/99      5.778
7/30/99        5.9
8/31/99      5.968
9/30/99      5.875
10/29/99     6.022
11/30/99     6.189
12/31/99     6.442
1/31/2000    6.662
2/29/2000    6.407
3/31/2000    6.002
4/28/2000     6.21
5/31/2000     6.27
6/30/2000    6.029
7/31/2000    6.029
8/31/2000    5.722
9/29/2000    5.799
10/31/2000   5.749
11/30/2000   5.466
12/29/2000    5.11
1/31/2001    5.112
2/28/2001    4.894
3/30/2001    4.915
4/30/2001    5.336
5/31/2001    5.379
6/29/2001     5.41
7/31/2001    5.052
8/31/2001     4.83
9/28/2001    4.586
10/31/2001    4.23
11/30/2001    4.75
12/31/2001   5.049
1/31/2002    5.031
2/28/2002    4.875
3/29/2002    5.394
4/30/2002    5.085
5/31/2002    5.043
6/28/2002    4.797
7/31/2002    4.459
8/30/2002    4.141
9/30/2002    3.594
10/31/2002   3.893
11/29/2002   4.205
12/31/2002   3.814

    The chart, "10-Year U.S. Treasury-Note Yield," gives an historical perspective on interest rates. As indicated in the chart, interest rates have returned to the low levels of 1962 after a high inflation, high interest-rate cycle. We believe that interest rates will continue to remain low for a protracted period, given the current and projected low inflation and the slow to moderate economic growth rate.

    Investors hold fixed income in their portfolios for two reasons:
(1) principal preservation and (2) income generation. Given the low interest-rate environment, we believe investors should remain in an intermediate-duration fund to maximize income without taking undue risk.

    The short end of the yield curve is currently very steep (See chart: "U.S. Treasury Yield Curve"). Due to this current shape, an investor can gain significant yield, with little additional risk to principal, by moving from the short-term (one- to three-year) to the intermediate-term (three- to ten-year) portion of the yield curve. Although a short duration fund has less risk, it also has a dramatically lower yield than funds of longer duration. A long duration fund (30-year) provides additional yield but with considerably higher risk. An intermediate-duration fund provides the greatest amount of additional yield without having to accept significant risk.

    As illustrated in the chart, "U.S. Treasury Yield Curve," an investor can move from a 2-year U.S. Treasury note to a 10-year U.S. Treasury note and gain 2.20% in additional yield. A move from a 10-year U.S. Treasury note to a 30-year U.S. Treasury note only provides an additional yield of 0.90%. Investors should take advantage of the current shape of the yield curve and the beneficial risk-reward relationship in the intermediate portion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. TREASURY YIELD CURVE

         11/30/2002  12/31/2002
3 Month        1.21        1.19
6 Month       1.265       1.224
1 Year       1.5515      1.4585
2 Year        1.838       1.693
              2.241       2.108
              2.645       2.522
5 Year        3.048       2.937
             3.2484      3.1426
             3.4488      3.3482
             3.6492      3.5538
             3.8496      3.7594
10 Year        4.05       3.965
             4.0947      4.0125
             4.1394        4.06
             4.1841      4.1075
             4.2288       4.155
             4.2735      4.2025
             4.3182        4.25
             4.3629      4.2975
             4.4076       4.345
             4.4523      4.3925
              4.497        4.44
             4.5417      4.4875
             4.5864       4.535
             4.6311      4.5825
             4.6758        4.63
             4.7205      4.6775
             4.7652       4.725
             4.8099      4.7725
             4.8546        4.82
             4.8993      4.8675
30 Year       4.944       4.915

INTERMEDIATE TOTAL RETURN

    OUR INTERMEDIATE TOTAL RETURN FUND ADJUSTS SECTORS AND MATURITIES TO CAPITALIZE ON CHANGING MARKET CONDITIONS.

    For the year 2002, our fund gained 9.45%, in line with the Lehman Intermediate Government/ Credit Index(1), which returned 9.83%. Our fund benefited from our focus on high-quality corporate credits, all of which avoided the pitfalls of this past summer, and our allocation to U.S. Treasurys. We increased the yield to the fund, without the risk of adding longer-term securities, by our investment in callable agencies. Going forward, we will maintain our focus on high-quality corporate bonds and U.S. Treasurys until the resolution of many of the outstanding geopolitical issues.

(1) THE LEHMAN BROTHERS GOVERNMENT/CREDIT/INTERMEDIATE BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF BOND MARKET TOTAL RETURN PERFORMANCE. IT INCLUDES SECURITIES IN THE LEHMAN BROTHERS GOVERNMENT AND THE LEHMAN BROTHERS CORPORATE INDEXES. INDEX PERFORMANCE DOES NOT REFLECT SALES CHARGES.

Phoenix-Kayne Intermediate Total Return Bond Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIOD ENDING 12/31/02

                                                 INCEPTION    INCEPTION
                                1 YEAR  5 YEAR  TO 12/31/02      DATE
                                ------  ------  -----------  ------------
Class X Shares at NAV(2)         9.45%   6.69%       6.61%     10/28/96
Lehman Brothers Intermediate
  Government/Credit Bond
  Index(4)                       9.83    7.48        7.94      10/28/96
Lehman Brothers Aggregate Bond
  Index(5)                      10.26    7.55        7.94      10/28/96

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3)  This chart illustrates NAV returns on Class X shares since inception.
(4) The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, commonly used measure of bond market total return performance. It includes securities in the Lehman Brothers Government and the Lehman Brothers Corporate Indexes. The index's performance does not reflect sales charges.
(5) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Because the fund holds a limited number of securities, it will be impacted by each security's performance more than a fund with a large number of holdings.

GROWTH OF $10,000                                        PERIODS ENDING 12/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  PHOENIX-KAYNE            LEHMAN BROTHERS      LEHMAN BROTHERS
            INTERMEDIATE TOTAL RETURN  INTERMEDIATE GOVERNMENT     AGGREGATE
              BOND FUND CLASS X(3)      CREDIT BOND INDEX(4)     BOND INDEX(5)
10/28/96                      $10,000                  $10,000          $10,000
12/31/96                      $10,020                  $10,364          $10,162
12/31/97                      $10,741                  $11,180          $11,143
12/31/98                      $11,558                  $12,123          $12,111
12/31/99                      $11,484                  $12,169          $12,011
12/29/2000                    $12,563                  $13,400          $13,408
12/31/2001                    $13,565                  $14,601          $14,540
12/31/2002                    $14,846                  $16,037          $16,032

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/28/96 (inception of the Fund) in Class X shares. The total return for Class X shares do not include the effect of any sales charge. Performance assumes dividends and capital gains are reinvested.

SECTOR WEIGHTINGS                                                       12/31/02
As a percentage of bond holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Government And Government Agency Obligations  52.5%
Corporate Bonds                                     47.5

32                     See Notes to Financial Statements

Phoenix-Kayne Intermediate Total Return Bond Fund

TEN LARGEST HOLDINGS AT DECEMBER 31, 2002 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  U.S. Treasury Notes, 7.500%, 2/15/05                           4.8%
        U.S. GOVERNMENT SECURITY
    2.  U.S. Treasury Notes, 6.500%, 10/15/06                          4.0%
        U.S. GOVERNMENT SECURITY
    3.  Government National Mortgage Association, 6.000%, 8/15/31      3.7%
        PASS-THROUGH AGENCY MORTGAGE-BACKED SECURITY
    4.  Daimlerchrysler National Holding Corp., 7.200%, 9/1/09         3.2%
        CONSUMER FINANCE CORPORATE SECURITY
    5.  Walt Disney Co. (The), 5.500%, 12/29/06                        3.1%
        MOVIES AND ENTERTAINMENT CORPORATE SECURITY
    6.  Federal National Mortgage Association, 6.625%, 11/15/10        2.7%
        PASS-THROUGH AGENCY MORTGAGE-BACKED SECURITY
    7.  Heller Financial, 7.375%, 11/1/09                              2.7%
        DIVERSIFIED FINANCIAL SERVICES CORPORATE SECURITY
    8.  U.S. Treasury Notes, 6.250%, 2/15/07                           2.7%
        U.S. GOVERNMENT SECURITY
    9.  U.S. Treasury Bonds, 11.875%, 11/15/03                         2.7%
        U.S. GOVERNMENT SECURITY
   10.  Federal Home Loan Bank, 5.925%, 4/9/08                         2.6%
        U.S. AGENCY NON-MORTGAGE-BACKED SECURITY

                        INVESTMENTS AT DECEMBER 31, 2002

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
CORPORATE BONDS--46.0%
AEROSPACE & DEFENSE--3.1%
Boeing Capital Corp., 5.650%, 5/15/06...     A+      $  850  $  891,326
Boeing Capital Corp., 7.100%, 9/27/05...     A+         335     363,104
Honeywell International, 9.200%,
2/15/03.................................      A          70      70,528
                                                             ----------
                                                              1,324,958
                                                             ----------

AUTO PARTS & EQUIPMENT--2.4%
John Deere Capital Corp., 5.520%,
4/30/04.................................     A-       1,000   1,042,097
BANKS--3.9%
Citicorp, 6.375%, 11/15/08..............     A+       1,000   1,120,387
Wells Fargo Financial, 6.375%, 8/1/11...      A         500     561,027
                                                             ----------
                                                              1,681,414
                                                             ----------

BREWERS--2.7%
Anheuser Busch Companies, Inc., 6.750%,
11/1/06.................................     A+          70      73,247

Anheuser-Busch Companies, Inc., 7.100%,
6/15/07.................................     A+       1,000   1,074,319
                                                             ----------
                                                              1,147,566
                                                             ----------

COMPUTER HARDWARE--1.9%
Hewlett-Packard Co., 7.150%, 6/15/05....     A-         750     824,799
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Caterpillar, Inc., 8.440%, 11/26/03.....     A+      $  175  $  184,836

CONSUMER FINANCE--11.9%
Countrywide Home Loans, Inc. 7.450%,
9/16/03.................................      A       1,000   1,039,843

Daimlerchrysler National Holding Corp.,
7.200%, 9/1/09..........................    BBB+      1,250   1,391,526

Ford Motor Credit Corp., 6.700%,
7/16/04.................................     BBB        300     305,780
Ford Motor Credit Corp., 9.030%,
12/30/09................................     BBB        500     531,427

General Electric Capital Corp., 4.625%,
9/15/09.................................     AAA        800     820,755

General Motors Acceptance Corp., 6.750%,
1/15/06.................................     BBB      1,000   1,036,325
                                                             ----------
                                                              5,125,656
                                                             ----------

DIVERSIFIED COMMERCIAL SERVICES--1.5%
International Lease Finance Corp.,
5.750%, 10/15/06........................     AA-        600     629,600

DIVERSIFIED FINANCIAL SERVICES--7.9%
Bear Stearns Co., 6.625%, 10/1/04.......      A         175     187,939
Bear Stearns Co., 7.800%, 8/15/07.......      A         825     966,509
Heller Financial, 7.375%, 11/1/09.......     AAA      1,000   1,175,517

                       See Notes to Financial Statements                      33

Phoenix-Kayne Intermediate Total Return Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
Lehman Brothers Holdings, Inc., 7.250%,
10/15/03................................      A      $1,000  $1,042,479
                                                             ----------
                                                              3,372,444
                                                             ----------

GENERAL MERCHANDISE STORES--0.8%
Wal-Mart Stores, 6.550%, 8/10/04........     AA         300     322,586

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
SBC Communications, 5.875%, 2/1/12......     AA-        500     541,193

MOVIES & ENTERTAINMENT--3.1%
Walt Disney Co. (The), 5.500%,
12/29/06................................    BBB+      1,250   1,323,976

PACKAGED FOODS AND MEATS--2.0%
Kraft Foods, Inc., 6.250%, 6/1/12.......     A-         750     840,218

PERSONAL PRODUCTS--0.6%
Gillette Co., 4.000%, 6/30/05...........     AA-        260     272,446

PHARMACEUTICALS--2.5%
Abbott Laboratories, 5.625%, 7/1/06.....     AA       1,000   1,094,102
-----------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $18,476,438)                                19,727,891
-----------------------------------------------------------------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS--50.8%

OTHER AGENCY MORTGAGE-BACKED--4.6%
Federal Farm Credit Bank, 5.850%,
5/14/08.................................     AAA        250     263,906
Federal Farm Credit Bank, 6.480%,
4/4/12..................................     AAA      1,000   1,086,875

Federal Home Loan Mortgage Corp.,
7.000%, 4/1/16..........................     AAA        194     206,367

Federal Home Loan Mortgage Corp.,
7.500%, 7/1/09..........................     AAA        120     127,915

Federal Home Loan Mortgage Corp.,
7.500%, 4/1/14..........................     AAA        260     279,858
                                                             ----------
                                                              1,964,921
                                                             ----------
PASS-THROUGH AGENCY MBS, FNMA--3.4%
Federal National Mortgage Association,
6.625%, 11/15/10........................     AAA      1,000   1,175,964

Federal National Mortgage Association,
7.000%, 5/1/14..........................     AAA        222     237,202
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
PASS-THROUGH AGENCY MBS, FNMA--CONTINUED

Federal National Mortgage Association,
8.000%, 1/1/15..........................     AAA     $   52  $   56,662
                                                             ----------
                                                              1,469,828
                                                             ----------

PASS-THROUGH AGENCY MBS, GNMA--7.4%
Government National Mortgage
Association, 6.000%, 8/15/31............     AAA      1,520   1,584,682

Government National Mortgage
Association, 7.000%, 7/20/13............     AAA        371     396,196

Government National Mortgage
Association, 8.000%, 11/15/21...........     AAA          4       3,997

Government National Mortgage
Association, 8.000%, 7/15/23............     AAA        116     124,983

Government National Mortgage
Association, 8.000%, 7/15/23............     AAA         98     105,961

Government National Mortgage
Association, 8.000%, 7/20/26............     AAA        410     440,485

Government National Mortgage
Association, 8.000%, 9/15/26............     AAA         45      48,145

Government National Mortgage
Association, 8.000%, 11/15/26...........     AAA         22      23,823

Government National Mortgage
Association, 8.500%, 12/15/22...........     AAA          6       6,032

Government National Mortgage
Association, 8.500%, 8/15/24............     AAA        360     389,905

Government National Mortgage
Association, 8.500%, 8/15/25............     AAA         41      44,894

Government National Mortgage
Association, 8.500%, 6/15/26............     AAA         11      12,082
                                                             ----------
                                                              3,181,185
                                                             ----------

U.S. AGENCY (NON-MBS)--15.4%
Federal Home Loan Bank, 4.060%,
2/6/06..................................     AAA      1,000   1,002,055
Federal Home Loan Bank, 5.200%,
10/22/08................................     AAA        195     204,689
Federal Home Loan Bank, 5.625%,
3/28/06.................................     AAA        500     504,531
Federal Home Loan Bank, 5.850%,
2/13/09.................................     AAA        250     260,967
Federal Home Loan Bank, 5.925%,
4/9/08..................................     AAA      1,000   1,131,652
Federal Home Loan Bank, 6.400%,
1/26/11.................................     AAA        250     261,457

34                     See Notes to Financial Statements

Phoenix-Kayne Intermediate Total Return Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
U.S. AGENCY (NON-MBS)--CONTINUED
Federal Home Loan Bank, 7.000%,
9/27/12.................................     AAA     $  500  $  497,500
Federal Home Loan Bank, 9.000%,
12/20/16................................     AAA        500     498,750

Federal National Mortgage Association,
5.650%, 1/22/09.........................     AAA        475     475,954
Federal National Mortgage Association,
6.000%, 5/16/11.........................     AAA        875     962,135

Federal National Mortgage Association,
6.200%, 5/3/12..........................     AAA        500     540,000
Federal National Mortgage Association,
6.250%, 2/17/11.........................     AAA        275     287,894
                                                             ----------
                                                              6,627,584
                                                             ----------
U.S. TREASURY BONDS--4.0%
U.S. Treasury Bonds, 7.875%, 11/15/04...     AAA        500     558,497
U.S. Treasury Bonds, 11.875%,
11/15/03................................     AAA      1,050   1,146,182
                                                             ----------
                                                              1,704,679
                                                             ----------
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------

U.S. TREASURY NOTES--16.0%
U.S. Treasury Notes, 5.625%, 5/15/08....     AAA     $  987  $1,120,091
U.S. Treasury Notes, 6.000%, 8/15/09....     AAA        700     814,078
U.S. Treasury Notes, 6.250%, 2/15/07....     AAA      1,000   1,147,618
U.S. Treasury Notes, 6.500%, 10/15/06...     AAA      1,500   1,723,361
U.S. Treasury Notes, 7.500%, 2/15/05....     AAA      1,830   2,052,603
                                                             ----------
                                                              6,857,751
                                                             ----------
-----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $20,399,172)                                21,805,948
-----------------------------------------------------------------------

TOTAL INVESTMENTS--96.8%
(IDENTIFIED COST $38,875,610)                                $41,533,839(a)
Other assets and liabilities, net--3.2%                       1,368,119
                                                             ----------
NET ASSETS--100.0%                                           $42,901,958
                                                             ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,679,185 and gross depreciation of $20,956 for federal income tax purposes. At December 31, 2002, the aggregate cost of securities for federal income tax purposes was $38,875,610.

                       See Notes to Financial Statements                      35

Phoenix-Kayne Intermediate Total Return Bond Fund

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS
Investments securities at value
  (Identified cost $38,875,610)                               $   41,533,839
Cash                                                                 312,690
Receivables
  Fund shares sold                                                   538,632
  Dividends and interest                                             550,289
Prepaid expenses and other assets                                     13,552
                                                              --------------
    Total Assets                                                  42,949,002
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                              1,099
  Investment advisory fee                                             19,656
  Administration fee                                                   2,897
  Audit fee                                                            7,500
  Transfer agent fee                                                   6,297
  Trustees' fee                                                        2,867
Accrued expenses                                                       6,728
                                                              --------------
    Total liabilities                                                 47,044
                                                              --------------
NET ASSETS                                                    $   42,901,958
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   40,243,729
Net unrealized appreciation                                        2,658,229
                                                              --------------
NET ASSETS                                                    $   42,901,958
                                                              ==============
NUMBER OF SHARES ISSUED AND OUTSTANDING
  (unlimited shares authorized no par value)                       3,791,930
                                                              --------------
NET ASSET VALUE PER SHARE                                             $11.31
                                                              ==============

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Interest                                                      $    2,380,698
                                                              --------------
    Total investment income                                        2,380,698
                                                              --------------
EXPENSES
Investment advisory fee                                              203,579
Administration                                                        30,565
Financial agent fee                                                   41,496
Transfer agent fees                                                   27,328
Trustees                                                              16,884
Custody fees                                                          16,672
Professional                                                          11,953
Registration                                                           6,775
Printing                                                               1,723
Miscellaneous                                                          2,351
                                                              --------------
    Total expenses                                                   359,326
                                                              --------------
NET INVESTMENT INCOME                                              2,021,372
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       92,611
Net change in unrealized appreciation on investments               1,569,188
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,661,799
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    3,683,171
                                                              ==============

36                     See Notes to Financial Statements

Phoenix-Kayne Intermediate Total Return Bond Fund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          Year Ended   Year Ended
                                           12/31/02     12/31/01
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $ 2,021,372  $ 2,400,911
  Net realized gain (loss)                     92,611    1,093,387
  Net change in unrealized appreciation
    (depreciation)                          1,569,188      230,902
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               3,683,171    3,725,200
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                    (2,006,888)  (2,406,198)
  Net realized gains                         (194,559)    (693,771)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUITIONS TO SHAREHOLDERS         (2,201,447)  (3,099,969)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
Proceeds from sales of shares (1,477,478
  and 2,795,212 shares, respectively)      16,377,803   31,123,856
Net asset value of shares issued from
  reinvestment of distributions
  (118,490 and 135,269 shares,
  respectively)                             1,313,976    1,487,077
Cost of shares repurchased (1,505,214
  and 3,580,161 shares, respectively)     (16,646,097) (39,959,043)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      1,045,682   (7,348,110)
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     2,527,406   (6,722,879)

NET ASSETS
  Beginning of period                      40,374,552   47,097,431
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $0 AND $0, RESPECTIVELY]              $42,901,958  $40,374,552
                                          ===========  ===========

                       See Notes to Financial Statements                      37

Phoenix-Kayne Intermediate Total Return Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS X
                                               --------------------------------------------------
                                                             YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                                  2002      2001      2000      1999         1998
Net asset value, beginning of period           $ 10.91   $ 10.82   $ 10.44   $ 11.01      $ 10.75
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.55      0.57      0.56      0.50         0.51
  Net realized and unrealized gain (loss) on
    investments                                   0.45      0.28      0.39     (0.57)        0.30
                                               -------   -------   -------   -------      -------
      TOTAL FROM INVESTMENT OPERATIONS            1.00      0.85      0.95     (0.07)        0.81
                                               -------   -------   -------   -------      -------
LESS DISTRIBUTIONS
  From net investment income                     (0.55)    (0.57)    (0.57)    (0.49)       (0.51)
  From net realized gain                         (0.05)    (0.19)       --     (0.01)       (0.04)
                                               -------   -------   -------   -------      -------
      TOTAL DISTRIBUTIONS                        (0.60)    (0.76)    (0.57)    (0.50)       (0.55)
                                               -------   -------   -------   -------      -------
Change in net asset value                         0.40      0.09      0.38     (0.57)        0.26
                                               -------   -------   -------   -------      -------
NET ASSET VALUE, END OF PERIOD                 $ 11.31   $ 10.91   $ 10.82   $ 10.44      $ 11.01
                                               =======   =======   =======   =======      =======
Total return                                      9.45%     7.98%     9.40%   (0.65)%        7.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $42,902   $40,375   $47,097   $53,404      $28,330

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Operating expenses                              0.88%     0.96%     0.94%    0.94%(1)      0.94%(1)
  Net investment income (loss)                    4.96%     5.13%     5.34%    4.94%         4.93%
Portfolio turnover rate                             27%       50%       10%      64%           49%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating epxenses to average net assets would have been 1.23% and 1.00% for the period ended December 31, 1999 and 1998, respectively.

38                     See Notes to Financial Statements

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND COMMENTARY

    THE PHOENIX-KAYNE FIXED-INCOME FUNDS SEEK TO PROVIDE A TOTAL RETURN IN EXCESS OF THEIR RESPECTIVE BENCHMARKS, WHILE MAINTAINING QUALITY AND LIQUIDITY. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
10-YEAR U.S. TREASURY-NOTE YIELD

 1/31/62     4.1
2/28/62          4
3/30/62       3.86
4/30/62       3.86
5/31/62        3.9
6/29/62          4
7/31/62       4.04
8/31/62       3.96
9/28/62       3.94
10/31/62      3.92
11/30/62      3.92
12/31/62      3.85
1/31/63       3.87
2/28/63       3.94
3/29/63       3.95
4/30/63       3.95
5/31/63       3.96
6/28/63          4
7/31/63          4
8/30/63       4.02
9/30/63       4.07
10/31/63      4.15
11/29/63      4.08
12/31/63      4.14
1/31/64       4.15
2/28/64       4.18
3/31/64       4.23
4/30/64       4.22
5/29/64       4.19
6/30/64       4.15
7/31/64       4.19
8/31/64       4.21
9/30/64       4.18
10/30/64      4.16
11/30/64       4.2
12/31/64      4.21
1/29/65       4.19
2/26/65       4.22
3/31/65        4.2
4/30/65       4.21
5/31/65       4.23
6/30/65        4.2
7/30/65       4.22
8/31/65       4.27
9/30/65       4.35
10/29/65      4.41
11/30/65      4.48
12/31/65      4.65
1/31/66       4.69
2/28/66       5.02
3/31/66       4.71
4/29/66       4.79
5/31/66        4.8
6/30/66       4.97
7/29/66       5.05
8/31/66       5.36
9/30/66       5.02
10/31/66      4.97
11/30/66      5.12
12/30/66      4.64
1/31/67       4.52
2/28/67       4.72
3/31/67        4.5
4/28/67       4.78
5/31/67       4.81
6/30/67       5.22
7/31/67       5.16
8/31/67       5.27
9/29/67       5.31
10/31/67      5.64
11/30/67      5.74
12/29/67       5.7
1/31/68       5.54
2/29/68       5.56
3/29/68       5.76
4/30/68       5.74
5/31/68       5.86
6/28/68       5.64
7/31/68       5.39
8/30/68       5.42
9/30/68       5.49
10/31/68      5.61
11/29/68      5.78
12/31/68      6.16
1/31/69       6.19
2/28/69       6.26
3/31/69        6.3
4/30/69        6.2
5/30/69       6.56
6/30/69       6.73
7/31/69       6.66
8/29/69       6.83
9/30/69       7.51
10/31/69      6.94
11/28/69      7.29
12/31/69      7.88
1/30/70       7.75
2/27/70        6.9
3/31/70       7.08
4/30/70       7.82
5/29/70       7.95
6/30/70       7.68
7/31/70       7.38
8/31/70       7.49
9/30/70       7.29
10/30/70      7.33
11/30/70      6.49
12/31/70       6.5
1/29/71       6.09
2/26/71       6.14
3/31/71       5.53
4/30/71       6.08
5/31/71       6.38
6/30/71        6.7
7/30/71       6.85
8/31/71       6.28
9/30/71          6
10/29/71      5.87
11/30/71      5.93
12/31/71      5.89
1/31/72       6.09
2/29/72       6.04
3/31/72       6.12
4/28/72       6.14
5/31/72       6.05
6/30/72       6.15
7/31/72       6.12
8/31/72       6.42
9/29/72       6.54
10/31/72      6.41
11/30/72      6.28
12/29/72      6.41
1/31/73       6.54
2/28/73       6.64
3/30/73       6.73
4/30/73        6.7
5/31/73       6.93
6/29/73       6.94
7/31/73       7.43
8/31/73       7.25
9/28/73        6.9
10/31/73      6.71
11/30/73      6.69
12/31/73       6.9
1/31/74          7
2/28/74       7.01
3/29/74       7.41
4/30/74       7.66
5/31/74       7.52
6/28/74       7.64
7/31/74       7.89
8/30/74       8.11
9/30/74       7.94
10/31/74      7.79
11/29/74      7.64
12/31/74       7.4
1/31/75       7.53
2/28/75       7.46
3/31/75       8.01
4/30/75       8.31
5/30/75       8.04
6/30/75       7.96
7/31/75        8.2
8/29/75       8.28
9/30/75       8.48
10/31/75      7.91
11/28/75      8.14
12/31/75      7.76
1/30/76        7.8
2/27/76       7.77
3/31/76       7.66
4/30/76       7.67
5/31/76       7.96
6/30/76       7.86
7/30/76       7.86
8/31/76       7.66
9/30/76       7.55
10/29/76      7.42
11/30/76      7.01
12/31/76      6.81
1/31/77        7.4
2/28/77        7.8
3/31/77       7.42
4/29/77       7.45
5/31/77       7.38
6/30/77        7.2
7/29/77       7.42
8/31/77       7.11
9/30/77       7.41
10/31/77      7.62
11/30/77      7.55
12/30/77      7.78
1/31/78       7.94
2/28/78       8.04
3/31/78       8.15
4/28/78       8.24
5/31/78       8.42
6/30/78       8.62
7/31/78       8.56
8/31/78       8.39
9/29/78       8.56
10/31/78      8.96
11/30/78      8.86
12/29/78      9.15
1/31/79       8.95
2/28/79       9.17
3/30/79       9.11
4/30/79       9.35
5/31/79       9.06
6/29/79       8.81
7/31/79       9.01
8/31/79       9.24
9/28/79       9.44
10/31/79     10.72
11/30/79     10.38
12/31/79     10.33
1/31/80      11.13
2/29/80      12.72
3/31/80      12.64
4/30/80      10.76
5/30/80      10.25
6/30/80      10.09
7/31/80      10.76
8/29/80      11.55
9/30/80      11.86
10/31/80     12.46
11/28/80     12.72
12/31/80     12.43
1/30/81      12.68
2/27/81      13.43
3/31/81      13.13
4/30/81      14.11
5/29/81       13.5
6/30/81      13.86
7/31/81      14.67
8/31/81      15.41
9/30/81      15.84
10/30/81     14.63
11/30/81     13.13
12/31/81     13.98
1/29/82      14.14
2/26/82      14.03
3/31/82      14.18
4/30/82      13.87
5/31/82      13.71
6/30/82      14.44
7/30/82      13.68
8/31/82      12.81
9/30/82      11.73
10/29/82     10.71
11/30/82     10.79
12/31/82     10.47
1/31/83       10.8
2/28/83      10.27
3/31/83      10.62
4/29/83      10.27
5/31/83     10.799
6/30/83     10.897
7/29/83     11.762
8/31/83     11.938
9/30/83     11.388
10/31/83    11.715
11/30/83    11.587
12/30/83    11.799
1/31/84      11.64
2/29/84     12.053
3/30/84     12.469
4/30/84     12.796
5/31/84     13.802
6/29/84     13.837
7/31/84     12.865
8/31/84     12.769
9/28/84     12.429
10/31/84    11.739
11/30/84    11.526
12/31/84    11.512
1/31/85     11.171
2/28/85     11.889
3/29/85     11.645
4/30/85     11.383
5/31/85     10.262
6/28/85     10.177
7/31/85     10.508
8/30/85     10.265
9/30/85     10.271
10/31/85     9.938
11/29/85     9.558
12/31/85     8.984
1/31/86      9.047
2/28/86      8.132
3/31/86      7.342
4/30/86      7.333
5/30/86      8.049
6/30/86      7.319
7/31/86      7.273
8/29/86      6.917
9/30/86      7.419
10/31/86     7.319
11/28/86     7.134
12/31/86     7.221
1/30/87      7.176
2/27/87      7.157
3/31/87      7.535
4/30/87      8.177
5/29/87      8.461
6/30/87      8.365
7/31/87       8.65
8/31/87      8.965
9/30/87      9.585
10/30/87     8.873
11/30/87      8.97
12/31/87     8.857
1/29/88      8.254
2/29/88      8.147
3/31/88       8.54
4/29/88      8.887
5/31/88      9.149
6/30/88      8.871
7/29/88      9.103
8/31/88      9.234
9/30/88      8.933
10/31/88     8.642
11/30/88     9.052
12/30/88     9.135
1/31/89      8.978
2/28/89      9.293
3/31/89      9.273
4/28/89      9.051
5/31/89      8.598
6/30/89      8.075
7/31/89      7.802
8/31/89      8.249
9/29/89      8.284
10/31/89     7.907
11/30/89     7.824
12/29/89     7.933
1/31/90      8.416
2/28/90      8.513
3/30/90      8.626
4/30/90       9.02
5/31/90      8.597
6/29/90       8.41
7/31/90      8.339
8/31/90      8.844
9/28/90      8.793
10/31/90     8.615
11/30/90      8.25
12/31/90     8.065
1/31/91      8.005
2/28/91      8.031
3/29/91      8.059
4/30/91      8.011
5/31/91      8.057
6/28/91      8.225
7/31/91      8.145
8/30/91      7.814
9/30/91      7.443
10/31/91     7.458
11/29/91     7.374
12/31/91     6.697
1/31/92      7.272
2/28/92      7.248
3/31/92      7.526
4/30/92      7.581
5/29/92      7.316
6/30/92      7.119
7/31/92      6.707
8/31/92      6.602
9/30/92      6.352
10/30/92     6.787
11/30/92     6.935
12/31/92     6.684
1/29/93      6.357
2/26/93      6.018
3/31/93      6.022
4/30/93      6.007
5/31/93      6.147
6/30/93      5.774
7/30/93      5.805
8/31/93      5.446
9/30/93       5.38
10/29/93     5.425
11/30/93     5.817
12/31/93     5.792
1/31/94       5.64
2/28/94      6.127
3/31/94      6.736
4/29/94       7.04
5/31/94      7.145
6/30/94      7.318
7/29/94      7.109
8/31/94      7.171
9/30/94      7.601
10/31/94     7.805
11/30/94     7.904
12/30/94      7.82
1/31/95      7.579
2/28/95      7.199
3/31/95      7.194
4/28/95      7.053
5/31/95      6.282
6/30/95      6.201
7/31/95      6.424
8/31/95      6.282
9/29/95       6.18
10/31/95     6.018
11/30/95     5.739
12/29/95      5.57
1/31/96      5.578
2/29/96      6.096
3/29/96      6.325
4/30/96      6.668
5/31/96       6.85
6/28/96      6.709
7/31/96      6.792
8/30/96      6.941
9/30/96      6.701
10/31/96     6.337
11/29/96     6.042
12/31/96     6.413
1/31/97      6.492
2/28/97       6.55
3/31/97      6.898
4/30/97      6.713
5/30/97      6.657
6/30/97      6.496
7/31/97      6.006
8/29/97      6.336
9/30/97        6.1
10/31/97     5.829
11/28/97     5.872
12/31/97     5.739
1/30/98      5.503
2/27/98       5.62
3/31/98      5.651
4/30/98      5.669
5/29/98       5.55
6/30/98      5.444
7/31/98      5.492
8/31/98      4.974
9/30/98      4.418
10/30/98     4.603
11/30/98     4.712
12/31/98     4.646
1/29/99      4.649
2/26/99      5.285
3/31/99       5.24
4/30/99      5.346
5/31/99       5.62
6/30/99      5.778
7/30/99        5.9
8/31/99      5.968
9/30/99      5.875
10/29/99     6.022
11/30/99     6.189
12/31/99     6.442
1/31/2000    6.662
2/29/2000    6.407
3/31/2000    6.002
4/28/2000     6.21
5/31/2000     6.27
6/30/2000    6.029
7/31/2000    6.029
8/31/2000    5.722
9/29/2000    5.799
10/31/2000   5.749
11/30/2000   5.466
12/29/2000    5.11
1/31/2001    5.112
2/28/2001    4.894
3/30/2001    4.915
4/30/2001    5.336
5/31/2001    5.379
6/29/2001     5.41
7/31/2001    5.052
8/31/2001     4.83
9/28/2001    4.586
10/31/2001    4.23
11/30/2001    4.75
12/31/2001   5.049
1/31/2002    5.031
2/28/2002    4.875
3/29/2002    5.394
4/30/2002    5.085
5/31/2002    5.043
6/28/2002    4.797
7/31/2002    4.459
8/30/2002    4.141
9/30/2002    3.594
10/31/2002   3.893
11/29/2002   4.205
12/31/2002   3.814

    The chart, "10-Year U.S. Treasury-Note Yield," gives an historical perspective on interest rates. As indicated in the chart, interest rates have returned to the low levels of 1962 after a high inflation, high interest-rate cycle. We believe that interest rates will continue to remain low for a protracted period, given the current and projected low inflation and the slow to moderate economic growth rate.

    Investors hold fixed income in their portfolios for two reasons:
(1) principal preservation and (2) income generation. Given the low interest-rate environment, we believe investors should remain in an intermediate-duration fund to maximize income without taking undue risk.

    The short end of the yield curve is currently very steep (See chart: "U.S. Treasury Yield Curve"). Due to this current shape, an investor can gain significant yield, with little additional risk to principal, by moving from the short-term (one- to three-year) to the intermediate-term (three- to ten-year) portion of the yield curve. Although a short duration fund has less risk, it also has a dramatically lower yield than funds of longer duration. A long duration fund (30-year) provides additional yield but with considerably higher risk. An intermediate-duration fund provides the greatest amount of additional yield without having to accept significant risk.

    As illustrated in the chart, "U.S. Treasury Yield Curve," an investor can move from a 2-year U.S. Treasury note to a 10-year U.S. Treasury note and gain 2.20% in additional yield. A move from a 10-year U.S. Treasury note to a 30-year U.S. Treasury note only provides an additional yield of 0.90%. Investors should take advantage of the current shape of the yield curve and the beneficial risk-reward relationship in the intermediate portion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
U.S. TREASURY YIELD CURVE

         11/30/2002  12/31/2002
3 Month        1.21        1.19
6 Month       1.265       1.224
1 Year       1.5515      1.4585
2 Year        1.838       1.693
              2.241       2.108
              2.645       2.522
5 Year        3.048       2.937
             3.2484      3.1426
             3.4488      3.3482
             3.6492      3.5538
             3.8496      3.7594
10 Year        4.05       3.965
             4.0947      4.0125
             4.1394        4.06
             4.1841      4.1075
             4.2288       4.155
             4.2735      4.2025
             4.3182        4.25
             4.3629      4.2975
             4.4076       4.345
             4.4523      4.3925
              4.497        4.44
             4.5417      4.4875
             4.5864       4.535
             4.6311      4.5825
             4.6758        4.63
             4.7205      4.6775
             4.7652       4.725
             4.8099      4.7725
             4.8546        4.82
             4.8993      4.8675
30 Year       4.944       4.915

CALIFORNIA INTERMEDIATE MUNICIPAL

    OUR CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL AND STATE INCOME TAX, BY INVESTING IN HIGH-QUALITY, INTERMEDIATE-MATURITY MUNICIPAL SECURITIES.

    The S&P-Registered Trademark- California Municipal Bond Index(1) returned 8.49% for the year 2002 while the fund returned 6.60%. California has relied heavily on capital gains and income taxes. With both these sources of revenue diminished, California faces a critical budget deficit. Our municipal bond fund, however, focuses more on local, rather than state, bonds. Local municipalities are more reliant on property taxes, and sales and use taxes. The increases in real-estate values and continued consumer spending have maintained the level of local revenues. We diversify the fund by investing in infrastructure agencies--water districts, municipal power districts, and transportation bonds--that carry less risk than state-government credits.

    Going forward, the fund should benefit from any increase to income-tax rates in an attempt to balance California's state budget. This will amplify the tax advantage, and therefore the value, of California municipal securities.

    Many investors are concerned about the safety of municipal securities given the condition of state governments. However, it is important to remember that of the 28,099 municipal issues rated by Moody's Investor Service over the last three decades, only 18 fell into default. Of these 18, none were an essential service. Our focus will continue to be on high-quality essential service bonds.

(1) THE S&P CALIFORNIA MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF ALL CALIFORNIA BONDS IN THE S&P/ INVESTORTOOLS MUNICIPAL BOND INDEX UNIVERSE. THIS INDEX HAS REPLACED THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AS IT MORE SPECIFICALLY REFLECTS THE PERFORMANCE OF THE MARKET SECTOR IN WHICH THE FUND INVESTS.

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIOD ENDING 12/31/02

                                                 INCEPTION    INCEPTION
                                1 YEAR  5 YEAR  TO 12/31/02      DATE
                                ------  ------  -----------  ------------
Class X Shares at NAV(2)         6.60%   4.93%       4.68%     10/28/96
S&P California Municipal Bond
  Index(4)                       8.49    5.67        5.81      10/31/96
Lehman Brothers Aggregate Bond
  Index(5)                      10.26    7.55        7.94      10/28/96
Lehman Brothers 5-Year
  Municipal Bond Index(6)        9.27    5.91        6.01      10/31/96

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3)  This chart illustrates NAV returns on Class X shares since inception.
(4) The S&P California Municipal Bond Index is an unmanaged index comprised of all California bonds in the S&P/Investortools Municipal Bond Index universe. This Index has replaced the Lehman Brothers 5-Year Municipal Bond Index as it more specifically reflects the performance of the market sector in which the fund invests. Prior to January 1, 1999, the S&P California Municipal Bond Index is linked to the Lehman Brothers 5-Year Municipal Bond Index.
(5) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The index's performance does not reflect sales charges.
(6) The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged, commonly used measure of short-term municipal bond market total return performance. Index performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Because the fund holds a limited number of securities, it will be impacted by each security's performance more than a fund with a large number of holdings.
     Some interest generated by bonds in the fund may be subject to the federal alternative minimum tax.

GROWTH OF $10,000                                        PERIODS ENDING 12/31/02
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    PHOENIX-KAYNE          S&P CALIFORNIA  LEHMAN BROTHERS
               CALIFORNIA INTERMEDIATE       MUNICIPAL        AGGREGATE
            TAX-FREE BOND FUND CLASS X(3)   BOND FUND(4)    BOND INDEX(5)
10/28/96                          $10,000         $10,000          $10,000
12/31/96                          $10,002         $10,111          $10,162
12/31/97                          $10,428         $10,756          $11,143
12/31/98                          $10,883         $11,384          $12,111
12/31/99                          $10,883         $11,049          $12,011
12/29/2000                        $11,936         $12,476          $13,408
12/31/2001                        $12,445         $13,062          $14,540
12/31/2002                        $13,266         $14,170          $16,032

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/28/96 (inception of the Fund) in Class X shares. The total return for Class X shares do not include the effect of any sales charge. Performance assumes dividends and capital gains are reinvested.

SECTOR WEIGHTINGS                                                       12/31/02
As a percentage of bond holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Water & Sewer Revenue               23.5%
General Obligation                   19.3
Transportation Revenue               16.6
General Revenue                      12.0
Municipal Utility District Revenue    9.0
Single Family Housing Revenue         8.0
Veteran Revenue                       6.5
Other                                 5.1

                       See Notes to Financial Statements                      41

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

TEN LARGEST HOLDINGS AT DECEMBER 31, 2002 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  San Bernardino County, California, 6.875%, 8/1/24              3.9%
        SINGLE FAMILY HOUSING MUNICIPAL SECURITY
    2.  Tulare, California Sewer Revenue, 5.700%, 11/15/15 (MBIA       3.3%
        Insured)
        GENERAL OBLIGATION MUNICIPAL SECURITY
    3.  Oakland, California Port Authority, 5.600%, 11/1/19 (MBIA      3.3%
        Insured)
        WATER AND SEWER MUNICIPAL SECURITY
    4.  Oakland, California Series B, 5.875%, 6/15/19 (FSA Insured)    3.3%
        TRANSPORTATION MUNICIPAL SECURITY
    5.  Mountain View, California Shoreline Regional Park, 5.500%,     3.2%
        8/1/21
        GENERAL OBLIGATION MUNICIPAL SECURITY
    6.  San Francisco, California Port Authority, 5.900%, 7/1/09       3.2%
        WATER AND SEWER MUNICIPAL SECURITY
    7.  Northern California Public Power Agency, 5.000%, 7/1/15        3.2%
        (MBIA Insured)
        TRANSPORTATION MUNICIPAL SECURITY
    8.  San Francisco, California City & County Airport, 5.375%,       3.2%
        5/1/17
        MUNICIPAL UTILITY DISTRICT MUNICIPAL SECURITY
    9.  San Jose-Santa Clara, California Water Financing Authority,    3.2%
        5.375%, 11/15/15
        TRANSPORTATION MUNICIPAL SECURITY
   10.  Redlands California Financing Authority Wastewater Revenue     3.2%
        Refunding Ser A, 5.000%, 9/1/17 (FSA Insured)
        WATER AND SEWER MUNICIPAL SECURITY

                        INVESTMENTS AT DECEMBER 31, 2002

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
MUNICIPAL TAX-EXEMPT BONDS--98.7%

GENERAL OBLIGATION--19.0%
Brentwood Union School District, 7.300%,
08/01/2007 (FGIC Insured)...............     AAA     $  155  $  188,712

California State, 5.250%, 11/01/2009....      A         200     221,444
California State, 5.250%, 06/01/2016....      A         250     261,562
California State, 5.375%, 03/01/2006....      A         100     106,750
California State, 5.375%, 03/01/2006....      A           5       5,337
California State, 5.375%, 03/01/2006....      A          45      47,588

California State, 5.500%, 04/01/2010
(MBIA Insured)..........................     AAA        200     229,494

California State, 6.250%, 04/01/2008....      A         825     945,656

Long Beach Unified School District,
5.375%, 08/01/2016 (MBIA Insured).......     NR         300     328,500

Oakland Unified School District, 5.000%,
08/01/2016 (FSA Insured)................     AAA        400     425,000
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
GENERAL OBLIGATION--CONTINUED

Oakland Unified School District Alameda
County, 5.000%, 08/01/2015 (FSA
Insured)................................     AAA     $  765  $  818,550

Oakland, California Series B, 5.875%,
06/15/2019 (FSA Insured)................     AAA      1,000   1,086,250

Petaluma California School, 0.000%,
08/01/2020 (FGIC Insured)...............     AAA      1,000     375,090

San Bernardino County, California,
6.875%, 08/01/2024(b)...................     AAA      1,000   1,290,000
                                                             ----------
                                                              6,329,933
                                                             ----------

GENERAL REVENUE--11.8%
California State Public Works Board
Lease Revenue Refunding for the
California Community Colleres Ser. A,
5.250%, 12/01/2013......................     A-         290     309,575

California State Public Works Board
Lease Revenue Refunding for the
California Highway Patrol, 5.250%,
11/01/2020..............................     A-         500     514,540

42                     See Notes to Financial Statements

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
GENERAL REVENUE--CONTINUED
California State Public Works Board
Lease Revenue Refunding for the
Franchise Tax Board, 5.500%,
09/01/2009..............................     A-      $  510  $  569,288

Contra Costa County California Home,
7.500%, 05/01/2014 (GNMA COLL Insured)..     AAA        500     681,625

Los Angeles Convention & Exhibit Center,
9.000%, 12/01/2020......................     AAA        150     181,875
Newport Beach California, 1.460%,
10/01/2022..............................     AA         100     100,000

Pinole Redevelopment Agency Tax
Allocation, 5.600%, 08/01/2017..........      A         200     206,436

Pleasanton Joint Powers Financing,
6.150%, 09/02/2012......................     NR         500     521,445

San Jose, California Financing
Authority, 5.000%, 09/01/2016 (MBIA
Insured)................................     AA         350     374,063

Santa Barbara, California Redevelopment
Agency, 4.600%, 03/01/2014 (FSA
Insured)................................     AAA        250     264,375

Stockton California, 5.600%, 03/20/2028
(GNMA COLL Insured).....................     AAA        200     205,602
                                                             ----------
                                                              3,928,824
                                                             ----------
MEDICAL REVENUE--4.3%
California Health Facilities Financing
Authority, 6.250%, 10/01/2013 (MBIA
Insured)................................     AAA      1,000   1,015,400

California Statewide Communities
Development Authority Certf. Partn.,
1.430%, 08/15/2027 (AMBAC Insured)......     AAA        400     400,000
                                                             ----------
                                                              1,415,400
                                                             ----------

MULTI-FAMILY HOUSING--0.8%
Menlo Park Community Development Agency
Multifamily Revenue, 5.375%, 06/01/2016
(AMBAC Insured).........................     AAA        250     269,375

MUNICIPAL UTILITY DISTRICT REVENUE--8.9%
Los Angeles, California Water & Power
Revenue, 5.250%, 07/01/2018.............     AA-        300     313,500
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
MUNICIPAL UTILITY DISTRICT REVENUE--CONTINUED

M-S-R Public Power Agency California,
6.000%, 07/01/2020 (AMBAC Insured)......     AAA     $1,000  $1,040,060

Northern California Public Power Agency,
5.000%, 07/01/2015 (MBIA Insured).......     AAA      1,000   1,067,500

Sacramento California Municipal Utility
Revenue, 5.100%, 07/01/2013 (AMBAC
Insured)................................     AAA        500     544,780
                                                             ----------
                                                              2,965,840
                                                             ----------

SINGLE FAMILY HOUSING REVENUE--7.9%
California Housing Finance Agency,
5.850%, 08/01/2016 (MBIA FHA/VA/CAHLIF
MTGS Insured)...........................     AAA        500     535,705

California Housing Finance Agency,
5.900%, 08/01/2017 (MBIA FHA/VA GTD
CAHLIF Insured).........................     AAA        800     831,000

California Housing Finance Agency,
5.950%, 08/01/2014 (MBIA FHA/VA/CAHLIF
MTGS Insured)...........................     AAA        960   1,008,000

Cypress California Single Family
Residential Mortgage Revenue, 7.250%,
01/01/2012 (PRIV MTGS Insured)(b).......     NR         200     258,292
                                                             ----------
                                                              2,632,997
                                                             ----------

TRANSPORTATION REVENUE--16.4%
Foothill/Eastern Corridor Agency
California Toll Road, 0.000%,
01/01/2011..............................     AAA        500     552,730

Los Angeles County Metropolitan
Transportation Authority, 5.625%,
07/01/2018 (MBIA Insured)...............     AAA        500     519,375

Oakland, California Port Authority,
5.600%, 11/01/2019 (MBIA Insured).......     AAA      1,000   1,092,500

San Francisco, California Bay Area Rapid
Transit, 5.500%, 07/01/2015 (FGIC
Insured)................................     AAA        190     204,488

San Francisco, California City & County
Airport, 5.375%, 05/01/2017 (MBIA
Insured)................................     AAA      1,000   1,067,500

San Francisco, California Port
Authority, 5.900%, 07/01/2009...........     A-       1,000   1,075,000

                       See Notes to Financial Statements                      43

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
TRANSPORTATION REVENUE--CONTINUED
San Mateo County Transit District,
5.000%, 06/01/2014 (MBIA Insured).......     AAA     $  400  $  429,500

Santa Clara Valley, California
Transportation Authority, 5.000%,
6/1/2017 (MBIA Insured).................     AAA        500     530,000
                                                             ----------
                                                              5,471,093
                                                             ----------

VETERAN REVENUE--6.5%
California State, 5.375%, 12/01/2016....     AA-      1,000   1,013,750

California State Veteran Bonds, 5.150%,
12/01/2014..............................     AA-        895     935,275

California State Veterans Bonds, 6.375%,
02/01/2027 (AMBAC Insured)..............     AAA        200     200,980
                                                             ----------
                                                              2,150,005
                                                             ----------

WATER & SEWER REVENUE--23.1%
California Educational Facilities
Authority, 5.375%, 10/01/2016 (CONNIE
LEE Insured)............................     AAA        250     270,625

California State Department of Water,
5.125%, 12/01/2015......................     AA         200     215,000
California State Department of Water
Resources Center Valley Project, 5.650%,
12/01/2011..............................     AA         200     206,672

Irvine Ranch California Water District,
1.430%, 05/01/2009 (GO OF DISTS
Insured)................................     AA-        500     500,000

Los Angeles, California, 4.500%,
07/01/2013..............................     AA-        700     718,375
Los Angeles, California Wastewater
System, 5.000%, 06/01/2014 (FGIC
Insured)................................     AAA        700     751,625
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)     VALUE
                                          ---------  ------  ----------
WATER & SEWER REVENUE--CONTINUED

Los Angeles, California Wastewater
System, 5.700%, 06/01/2020 (MBIA
Insured)................................     AAA     $  200  $  206,228

Metropolitan Water Districe of Southern
California, 5.000%, 07/01/2013..........     AA         200     214,250

Mountain View, California Shoreline
Regional Park, 5.500%, 08/01/2021 (MBIA
Insured)................................     AAA      1,000   1,078,750

Redlands California Financing Authority
Wastewater Revenue Refunding Ser A,
5.000%, 09/01/2017 (FSA Insured)........     AAA      1,000   1,061,250

San Diego California Sewer Ser A Public
Facility Financing Authority, 5.000%,
05/15/2013 (AMBAC Insured)..............     AAA        300     308,097

San Jose-Santa Clara, California Water
Financing Authority, 5.375%, 11/15/2015
(FGIC Insured)..........................     AAA      1,000   1,063,750

Tulare, California Sewer Revenue,
5.700%, 11/15/2015 (MBIA Insured).......     AAA      1,000   1,113,750
                                                             ----------
                                                              7,708,372
                                                             ----------
-----------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $31,187,054)                                32,871,839
-----------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $31,187,054)                                32,871,839(a)
Other assets and liabilities, net--1.3%                         435,637
                                                             ----------
NET ASSETS--100.0%                                           $33,307,476
                                                             ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,724,327 and gross depreciation of $39,542 for federal income tax purposes. At December 31, 2002, the aggregate cost of securities for federal income tax purposes was $31,187,054.
(b)  Escrowed to Maturity.
     At December 31, 2002, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows:
     California 100%. At December 31, 2002, 68% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FSA, 11% and MBIA, 27%.

44                     See Notes to Financial Statements

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS
Investments in securities, at value
  (Identified cost $31,187,054)                               $   32,871,839
Cash                                                                  91,127
Receivables
  Interest                                                           464,129
Prepaid expenses and other assets                                     11,764
                                                              --------------
    Total Assets                                                  33,438,859
                                                              --------------
LIABILITIES
Payables:
  Fund shares repurchased                                                746
  Distributions to shareholders                                      107,058
  Investment advisory fee                                              1,273
Accrued expenses                                                      22,306
                                                              --------------
    Total liabilities                                                131,383
                                                              --------------
NET ASSETS                                                    $   33,307,476
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shres of beneficial interest               $   31,609,193
Undistributed net investment income                                   13,498
Net unrealized appreciation                                        1,684,785
                                                              --------------
NET ASSETS                                                    $   33,307,476
                                                              ==============
NUMBER OF SHARES ISSUED AND OUTSTANDING
  (unlimited shares authorized no par value)                       3,046,257
                                                              --------------
NET ASSET VALUE PER SHARE                                             $10.93
                                                              ==============

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Interest                                                      $    1,595,723
                                                              --------------
    Total investment income                                        1,595,723
                                                              --------------
EXPENSES
Investments advisory fee                                             161,966
Administration fee                                                    29,999
Financial agent fee                                                   49,292
Transfer agent                                                        25,602
Trustees                                                              15,279
Custodian                                                             13,830
Professional                                                           9,001
Registration                                                           7,500
Printing                                                                 800
Miscellaneous                                                          5,485
                                                              --------------
    Total expenses                                                   318,754
    Less: expenses borne by investment adviser                       (75,806)
                                                              --------------
    Net expenses                                                     242,948
                                                              --------------
NET INVESTMENT INCOME                                              1,352,775
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      174,298
Net change in unrealized appreciation on investments                 572,903
                                                              --------------
NET GAIN ON INVESTMENTS                                              747,201
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,099,976
                                                              ==============

                       See Notes to Financial Statements                      45

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Year Ended   Year Ended
                                           12/31/02     12/31/01
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $ 1,352,775  $ 1,444,562
  Net realized gain (loss)                    174,298      327,324
  Net change in unrealized appreciation
    (depreciation)                            572,903     (408,245)
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               2,099,976    1,363,641
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                    (1,351,420)  (1,454,241)
  Net realized gains                         (151,744)    (209,757)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUITIONS TO SHAREHOLDERS         (1,503,164)  (1,663,998)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (823,861
    and 3,123,987 shares, respectively)     8,986,927   34,012,895
  Net asset value of shares issued on
    reinvestment of distributions
    (44,676 and 38,394 shares,
    respectively)                             486,832      417,119
  Cost of shares repurchased (1,027,079
    and 2,853,438 shares, respectively)   (11,184,822) (31,060,553)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (1,711,063)   3,369,461
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    (1,114,251)   3,069,104

NET ASSETS
    Beginning of period                    34,421,727   31,352,623
                                          -----------  -----------
    END OF PERIOD [INCLUDING
     UNDISTRIBUTED NET INVESTMENT INCOME
     OF
      $13,498 AND $0, RESPECTIVELY]       $33,307,476  $34,421,727
                                          ===========  ===========

46                     See Notes to Financial Statements

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS X
                                               --------------------------------------------------
                                                             YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                                  2002      2001      2000      1999         1998
Net asset value, beginning of period           $ 10.74   $ 10.83   $ 10.29   $ 10.77      $ 10.74
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.46      0.47      0.49      0.44         0.43
  Net realized and unrealized gain (loss) on
    investments                                   0.24     (0.02)     0.54     (0.48)        0.03
                                               -------   -------   -------   -------      -------
      TOTAL FROM INVESTMENT OPERATIONS            0.70      0.45      1.03     (0.04)        0.46
                                               -------   -------   -------   -------      -------
LESS DISTRIBUTIONS
  From net investment income                     (0.46)    (0.47)    (0.49)    (0.44)       (0.43)
  From net realized gain                         (0.05)    (0.07)       --        --           --
                                               -------   -------   -------   -------      -------
      TOTAL DISTRIBUTIONS                        (0.51)    (0.54)    (0.49)    (0.44)       (0.43)
                                               -------   -------   -------   -------      -------
Change in net asset value                         0.19     (0.09)     0.54     (0.48)        0.03
                                               -------   -------   -------   -------      -------
NET ASSET VALUE, END OF PERIOD                 $ 10.93   $ 10.74   $ 10.83   $ 10.29      $ 10.77
                                               =======   =======   =======   =======      =======
Total return                                      6.60%     4.26%    10.18%   (0.44)%        4.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $33,307   $34,422   $31,353   $41,862       $9,391

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Operating expenses(1)                           0.75%     0.75%     0.75%(2)   0.75%(2)    0.77%
  Net investment income (loss)                    4.18%     4.38%     4.63%    4.14%         3.88%
Portfolio turnover rate                             21%       61%       33%      65%           47%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating epxenses to average net assets would have been 0.98%, 0.85%, 0.96%, 1.37% and 2.23% for the period ended December 31, 2002, 2001,
     2000, 1999 and 1998, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 0.74% and 0.71% for the period ended December 31, 2000 and 1999, respectively.

                       See Notes to Financial Statements                      47

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1. ORGANIZATION

  Phoenix-Kayne Funds (the "Trust") (formerly Kayne Anderson Rudnick Mutual Funds) was organized as a Delaware business trust on May 29, 1996 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust currently consists of five separate series: Large Cap Fund, Small-Mid Cap Fund, International Fund, Intermediate Total Return Bond Fund and California Intermediate Tax-Free Bond Fund (each a "Fund" and collectively the "Funds").

  Between May 29, 1996 and the respective dates of commencement of operations, the Funds had no operations other than those related to organizational matters and the sale of 2,347 shares of the Small Cap Fund, the International Fund, the Intermediate Total Return Bond Fund and the California Intermediate Tax-Free Bond Fund to Kayne Anderson Rudnick Investment Management, LLC (the "Advisor") (formerly Kayne Anderson Investment Management, LLC) for $25,000, respectively.

  The Large Cap Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies generally having a total market capitalization of $5 billion or more.

  The Small-Mid Cap Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of small and mid-capitalization companies included in the Russell 2500 Index.

  The International Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies outside the United States.

  The Intermediate Total Return Bond Fund is a diversified fund and seeks to obtain maximum total return, primarily through current income, with capital appreciation as a secondary consideration. The Fund invests primarily in investment grade debt securities and seeks to maintain an average maturity of three to ten years.

  The California Intermediate Tax-Free Bond Fund is a non-diversified fund and seeks current income exempt from federal and California state income tax. The Fund invests primarily in investment grade debt securities and may maintain an average maturity of more than ten years.

  The Trust offers Class X shares on each Fund. Additionally, the Trust offers three additional classes of shares, Class A, Class B and Class C shares on Large Cap Fund, Small-Mid Cap Fund and International Fund. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION:

  The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES:

  It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. Net investment income (loss) and net realized gain (loss) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income of net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each fund.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS:

  Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Bond discounts and premiums are amortized over their respective lives. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. ACCOUNTING ESTIMATES:

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)

America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual result could differ from those estimates.

E. SECURITIES LENDING TRANSACTIONS:

  The Funds receive compensation in the form of fees, or it retains a portion of interest of any cash received as collateral. The Funds also continue to receive interest and dividends on securities loaned. The loans are secured by collateral (102% for US dollar denominated securities and 105% for non-US denominations) with cash, U.S. government securities or letters of credit. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds.

F. FOREIGN CURRENCIES:

  Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. Purchases and sales of securities and income denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market price on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

G. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). The majority interest of the Advisor is owned by Phoenix Investment Partners, Ltd. ("PXP"). PXP is the investment management subsidiary of The Phoenix Companies, Inc. ("PNX") The Advisor furnishes all investment advice, office space and certain administrative services, and provides personnel as needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the following annual rates:

Large Cap Fund..........................   0.75%
Small-Mid Cap Fund......................   0.85%
International Fund......................   0.95%
Intermediate Total Return Bond Fund.....   0.50%
California Intermediate Tax-Free Bond
  Fund..................................   0.50%

  For the year ended December 31, 2002, the Funds incurred the following advisory fees:

Large Cap Fund..........................  $728,521
Small-Mid Cap Fund......................   977,126
International Fund......................   615,762
Intermediate Total Return Bond Fund.....   203,579
California Intermediate Tax-Free Bond
  Fund..................................   161,966

  The Funds are responsible for their own operating expenses. The Advisor has agreed to limit each Fund's total operating expenses by reducing all or a portion of its fees and reimbursing each Fund for expenses, excluding interest, so that their ratio of expenses to average net assets will not exceed the following levels:

                                           Class X     Class A     Class B     Class C
                                          ----------  ----------  ----------  ----------
Large Cap Fund..........................      1.20%       1.45%       2.20%       2.20%
Small-Mid Cap Fund......................      1.30        1.55        2.30        2.30
International Fund......................      1.40        1.65        2.40        2.40
Intermediate Total Return Bond Fund.....      0.95         N/A         N/A         N/A
California Intermediate Tax-Free Bond
  Fund..................................      0.75         N/A         N/A         N/A

  Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses. For the year ended December 31, 2002, the Advisor waived fees and paid expenses of $75,806 for the California Intermediate Tax-Free Bond Fund. For the year ended December 31, 2002, the Advisor recouped fees previously waived and expenses absorbed of $8,744 for International Fund.

  At December 31, 2002, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

California Intermediate Tax-Free Bond
  Fund..................................  $173,057

At December 31, 2002, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                                December 31,
                                          -------------------------
Funds                                      2003     2004     2005
-----                                     -------  -------  -------
California Intermediate Tax-Free Bond
  Fund..................................  $66,383  $30,868  $75,806

Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings,

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)

reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, each Fund pays the Administrator an annual fee equal to 0.075% of the first $40 million of the average daily net assets, 0.050% of the next $40 million, 0.025% of the next $40 million, and 0.010% thereafter, subject to a minimum annual fee.

Phoenix Equity Planning Corporation, ("PEPCO") an indirect, wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the year ended December 31, 2002 as follows:

                                            Class A        Class B         Class C
                                          Net Selling      Deferred        Deferred
                                          Commissions   Sales Charges   Sales Charges
                                          ------------  --------------  --------------
Large Cap Fund..........................           146           1,011           1,827
Small-Mid Cap Fund......................         3,253          14,627           2,417
International Fund......................           119              --              --

Prior to September 2, 2002, Quasar Distributors, L.L.C. ("Quasar") served as the Funds' distributor. In addition, the Large Cap, Small-Mid Cap and International Funds pay PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the daily average net assets of each fund. The distributor has advised the Trust that the total amount expensed for the year ended December 31, 2002 was allocated as follows:

                                                            Distribution Fee  Distribution Fee
                                          Distribution Fee    Paid Out to          Paid to
                                            Retained by       Unaffiliated      W.S. Griffith
                                            Distributor       Participants    Securities, Inc.
                                          ----------------  ----------------  -----------------
Large Cap Fund..........................       $1,701             $743           $        3
Small-Mid Cap Fund......................        1,504              562                    4
International Fund......................          711               10                   --

W.S. Griffith Securities, Inc. is an indirect subsidiary of PNX.

PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period August 1, 2002 to December 31, 2002, transfer agent fees were $272,036 as reported in the Statement of Operations, of which PEPCO retained the following:

                                          Transfer Agent Fee
                                           Retained (Paid)
                                          ------------------
Large Cap Fund..........................       $(2,130)
Small-Mid Cap Fund......................         8,685
International Fund......................        (3,524)
Intermediate Total Return Bond Fund.....        (1,495)
California Intermediate Tax-Free Bond
  Fund..................................        (1,495)

Prior to August 1, 2002, an unaffiliated entity served as the Trust's Transfer Agent.

At December 31, 2002 PNX and affiliates and the retirement plans of PNX and affiliates held Phoenix-Kayne Fund shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                          Shares     Value
                                          -------  ---------
Large Cap Fund
--Class A...............................   7,391    $96,231
--Class B...............................   7,391     95,935
--Class C...............................   7,391     95,935
Small-Mid Cap Fund
--Class A...............................   6,540     93,787
--Class B...............................   6,540     93,525
--Class C...............................   6,540     93,525
International Fund
--Class A...............................  10,582     95,344
--Class B...............................  10,582     95,026
--Class C...............................  10,582     95,026

4. PURCHASES AND SALES OF SECURITIES

  For the year ended December 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, were as follows:

Fund                                       Purchases      Sales
----                                      -----------  -----------
Large Cap Fund..........................  $24,280,625  $27,696,186
Small-Mid Cap Fund......................   50,690,797   17,782,579
International Fund......................   50,061,126   39,165,280
Intermediate Total Return Bond Fund.....    5,534,032    6,674,537
California Intermediate Tax-Free Bond
  Fund..................................    6,893,439    8,854,788

  The Intermediate Total Return Bond Fund purchased $5,818,035 and sold $3,867,800 in U.S. Government securities. There were no purchases or sales of U.S. Government securities by Large Cap Fund, Small-Mid Cap Fund, International Fund and California Intermediate Tax-Free Bond Fund.

5. PORTFOLIO SECURITIES LOANED, FINANCIAL FUTURES CONTRACTS, AND FORWARD CURRENCY CONTRACTS

  As of December 31, 2002, the following funds loaned common stocks having a fair value and received the following collateral for the loans:

                                          Fair Value   Collateral Value
                                          -----------  ----------------
Large Cap Fund..........................  $ 3,081,000    $ 3,200,000
Small-Mid Cap Fund......................   19,580,579     20,262,146
International Fund......................    5,663,273      5,922,896

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)

  At December 31, 2002, the International Fund held the following foreign currency exchange contracts:

                        Currency     Delivey   Unrealized
  Currency  Payable   Deliverable     Date        Loss
  --------  --------  ------------  ---------  ----------
                      Swiss Franc
  US$       524,379   724,939       01/03/03     $4,883
                                                 ------
                      Total Forward
                      Contracts..............    $4,883
                                                 ======

6. TAX MATTERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.

                                           Large Cap   Small-Mid Cap  International
Expiration Date                              Fund          Fund           Fund
---------------                           -----------  -------------  -------------
2008....................................                $6,730,898*
2009....................................  $ 2,968,666    1,242,994     $ 2,522,232
2010....................................   10,881,988      826,351      14,384,915
                                          -----------   ----------     -----------
    Total...............................   13,850,654    8,800,243      16,907,147
                                          ===========   ==========     ===========

* UTILIZATION OF THIS CAPITAL LOSS CARRYFORWARD WHICH AROSE IN CONNECTION WITH THE TAX-FREE REORGANIZATION WITH SEFTON SMALL COMPANY VALUE FUND IS LIMITED BY FEDERAL INCOME TAX REGULATIONS TO $838,736 ANNUALLY.

  As of December 31, 2002, the components of distributable earnings on tax basis were as follows:

                                          Undistributed   Accumulated
                                          Net Investment  Net Realized
                                              Income          Gain
                                          --------------  ------------
Large Cap Fund..........................     $213,369     $         --
Small-Mid Cap Fund......................           --               --
International Fund......................           --               --
Intermediate Total Return Bond Fund.....           --               --
California Intermediate Tax-Free Bond...       13,498               --

  Under current tax law, foreign currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2002, the Funds deferred post-October losses and utilized prior year post-October losses as follows:

                                           Deferred   Utilized
                                          ----------  --------
Large Cap Fund..........................  $1,010,078  $    --
Small-Mid Cap Fund......................   1,767,456       --
International Fund**....................
Intermediate Total Return Bond Fund.....          --       --
California Intermediate Tax-Free Bond...          --   22,553

** THE INTERNATIONAL FUND HAS ELECTED DECEMBER 31 AS ITS YEAR END FOR EXCISE TAX
   PURPOSES.

  The tax composition of dividends were as follows:

                                           Ordinary     Long-term    Return of
                                            Income    Capital Gains   Capital
                                          ----------  -------------  ---------
Large Cap Fund..........................  $  394,434    $     --     $     --
Small-Mid Cap Fund......................          --          --           --
International Fund......................     179,583          --      139,712
Intermediate Total Return Bond Fund.....   2,036,831     164,616           --
California Intermediate Tax-Free Bond...       1,669     151,744           --

  For California Intermediate Tax-Free Bond Fund, dividends from net investment income reported in the Statement of Changes in Net Assets includes $1,349,751 of tax exempt income.

7. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, each Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2002, the Funds recorded the following reclassification to increase (decrease) the accounts listed below:

                                          Undistributed   Accumulated     Capital paid in
                                          Net investment  Net realized     On shares of
                                              Income      Gain (loss)   beneficial interest
                                          --------------  ------------  -------------------
Large Cap Fund..........................    $      --       $     --         $      --
Small-Mid Cap Fund......................      432,968             --          (432,968)
International Fund......................     (133,561)       133,561                --
Intermediate Total Return Bond Fund.....      (14,484)        27,820           (13,336)
California Intermediate Tax-Free Bond
  Fund..................................       12,143        (22,554)           10,411

                             TAX NOTICE (UNAUDITED)
For federal income tax purposes, 99.9% of the income dividends paid by the California Intermediate Tax-Free Bond Fund qualify as exempt-interest dividends. 100.0% of the income dividends earned by the Large Cap Fund qualify as corporate dividend received deduction income.
For the fiscal year ended December 31, 2002 the following funds distributed long-term capital gains dividends:
Intermediate Total Return Bond Fund ................................... $164,616
California Intermediate Tax-Free Bond Fund ............................. 151,744

  This report is not authorized for distribution to prospective investors in the Phoenix-Kayne Funds unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Phoenix-Kayne Funds
Los Angeles, California

We have audited the accompanying statements of assets and liabilities of Phoenix-Kayne Funds (comprising, respectively, the Large Cap Fund, the Small-Mid Cap Fund, the International Fund, the Intermediate Total Return Bond Fund and the California Intermediate Tax-Free Bond Fund), including the schedule of investments, as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or the period from commencement of operations to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with U.S. generally accepted auditing standards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Phoenix-Kayne Funds as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or the period of commencement of operations to December 31, 2002 in conformity with U.S. generally accepted accounting principles.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
January 24, 2003

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

Special meetings of Shareholders of the Kayne Anderson Rudnick Funds were held on January 24, 2002 and February 8, 2002 to approve the following matter:

    1. Approve the new Investment Management Agreement between the Trust, on behalf of each fund, and Kayne Anderson Rudnick Investment Management, LLC (the "manager"), pursuant to which the Manager will act as adviser with respect to the assets of the Fund, to become effective upon the closing of the proposed acquisition of a majority ownership interest in the Manager by Phoenix Investment Partners, Ltd and/or one or more of its affiliates.

On the record date for these meetings, the shares outstanding and percentage of shares outstanding and entitled to vote that were present by proxy were as follows:

FUND                                                     SHARES OUTSTANDING   PERCENTAGE PRESENT BY PROXY
----                                                     ------------------   ---------------------------
Kayne Anderson Rudnick Large Cap Fund                         6,639,200                 52.38%
Kayne Anderson Rudnick Intermediate Total Return Bond
  Fund                                                        3,677,079                 55.82%
Kayne Anderson Rudnick California Intermediate Tax-Free
  Bond Fund                                                   3,250,755                 70.12%
Kayne Anderson Rudnick Small-Mid Cap Fund                     5,308,489                 50.87%
Kayne Anderson Rudnick International Fund                     5,120,084                 61.89%

NUMBER OF VOTES

                                     FOR         AGAINST      ABSTAIN
                                -------------  -----------  -----------
Approve new Investment
Management Agreement
Kayne Anderson Rudnick Large
Cap Fund                           3,463,785       13,689          470
Approve new Investment
Management Agreement
Kayne Anderson Rudnick
Intermediate Total Return Bond
Fund                               2,052,727           --           --
Approve new Investment
Management Agreement
Kayne Anderson Rudnick
California Intermediate
Tax-Free
  Bond Fund                        2,240,283       39,521           --
Approve new Investment
Management Agreement
Kayne Anderson Rudnick
Small-Mid Cap Fund                 2,641,044       22,742       37,673
Approve new Investment
Management Agreement
Kayne Anderson Rudnick
International Fund                 3,134,376       25,571        9,894

A Special meeting of Shareholders of the Phoenix-Kayne Funds was held on November 5, 2002 to approve the following matter:

    1. To reconstitute the Board of Trustees ("Board") so as to fix at five the number of trustees, and to elect five trustees to such Board to serve until the next meeting of shareholders at which trustees are elected.

On the record date for this meeting, there were 345,981,020 shares outstanding and 81.97% of the shares outstanding and entitled to vote that were present by proxy.

NUMBER OF VOTES

                                          FOR        WITHHELD
                                     -------------  -----------
1.   Election of Trustees
     E.Virgil Conway                  281,547,198    2,037,358
     Harry Dalzell-Payne              281,547,198    2,037,358
     Phillip R. Mcloughlin            281,547,198    2,037,358
     Geraldine M. McNamara            281,547,198    2,037,358
     Everett L. Morris                281,547,198    2,037,358

PHOENIX-KAYNE FUNDS
FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

                              INDEPENDENT TRUSTEES

                                                         NUMBER OF
                                                       PORTFOLIOS IN
                                                       FUND COMPLEX            PRINCIPAL OCCUPATION(S)
         NAME, (AGE), AND               LENGTH OF       OVERSEEN BY            DURING PAST 5 YEARS AND
              ADDRESS                  TIME SERVED        TRUSTEE        OTHER DIRECTORSHIPS HELD BY TRUSTEE
E. Virgil Conway (73)                Served since           38         Chairman, Rittenhouse Advisors, LLC
Rittenhouse Advisors, LLC            November 2002.                    (consulting firm) since 2001. Trustee/
101 Park Avenue                                                        Director, Realty Foundation of New York
New York, NY 10178                                                     (1972-present), Pace University
                                                                       (1978-present), New York Housing
                                                                       Partnership Development Corp. (Chairman)
                                                                       (1981-present), Greater New York
                                                                       Councils, Boy Scouts of America
                                                                       (1985-present), Academy of Political
                                                                       Science (Vice Chairman) (1985-present),
                                                                       Urstadt Biddle Property Corp.
                                                                       (1989-present), The Harlem Youth
                                                                       Development Foundation (1998-present).
                                                                       Chairman, Metropolitan Transportation
                                                                       Authority (1992-2001). Director,
                                                                       Trism, Inc. (1994-2001), Consolidated
                                                                       Edison Company of New York, Inc.
                                                                       (1970-2002), Atlantic Mutual Insurance
                                                                       Company (1974-2002), Centennial
                                                                       Insurance Company (1974-2002), Josiah
                                                                       Macy, Jr., Foundation (1975-2002), Union
                                                                       Pacific Corp. (1978-2002), Blackrock
                                                                       Freddie Mac Mortgage Securities Fund
                                                                       (Advisory Director) (1990-2002),
                                                                       Accuhealth (1994-2002).
Harry Dalzell-Payne (73)             Served since           38         Currently retired.
The Flat, Elmore Court               November 2002.
Elmore, GL05, GL2 3NT U.K.
Geraldine M. McNamara (51)           Served since           36         Managing Director, U.S. Trust Company of
United States Trust Company of NY    November 2002.                    New York (private bank) (1982-present).
114 West 47th Street
New York, NY 10036
Everett L. Morris (74)               Served since           38         Vice President, W.H. Reaves and Company
W.H. Reaves and Company              November 2002.                    (investment management) (1993-present).
10 Exchange Place
Jersey City, NJ 07302

PHOENIX-KAYNE FUNDS
FUND MANAGEMENT (CONTINUED)
                               INTERESTED TRUSTEE

The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX            PRINCIPAL OCCUPATION(S)
   NAME (AGE), ADDRESS AND         LENGTH OF       OVERSEEN BY            DURING PAST 5 YEARS AND
    POSITION(S) WITH TRUST        TIME SERVED        TRUSTEE        OTHER DIRECTORSHIPS HELD BY TRUSTEE
*Philip R. McLoughlin (56)      Served since           49         Director, PXRE Corporation (Delaware)
56 Prospect Street              November 2002.                    (1985-present), World Trust Fund
Hartford, CT 06115-0480                                           (1991-present). Chairman (1997-2002),
Chairman                                                          Director (1995-2002), Vice Chairman
                                                                  (1995-1997) and Chief Executive Officer
                                                                  (1995-2002), Phoenix Investment
                                                                  Partners, Ltd. Director, Executive Vice
                                                                  President and Chief Investment Officer,
                                                                  The Phoenix Companies, Inc. (2001-2002).
                                                                  Director (1994-2002) and Executive Vice
                                                                  President, Investments (1988-2002),
                                                                  Phoenix Life Insurance Company. Director
                                                                  (1983-2002) and Chairman (1995-2002),
                                                                  Phoenix Investment Counsel, Inc.
                                                                  Director (1984-2002) and President
                                                                  (1990-2000), Phoenix Equity Planning
                                                                  Corporation. Chairman and Chief
                                                                  Executive Officer, Phoenix/Zweig
                                                                  Advisers LLC (1999-2002). Director and
                                                                  President, Phoenix Investment Management
                                                                  Company (2001-2002). Director and
                                                                  Executive Vice President, Phoenix Life
                                                                  and Annuity Company (1996-2002).
                                                                  Director and Executive Vice President,
                                                                  PHL Variable Insurance Company
                                                                  (1995-2002). Director, Phoenix National
                                                                  Trust Company (1996-2002). Director and
                                                                  Vice President, PM Holdings, Inc.
                                                                  (1985-2002). Director, PHL
                                                                  Associates, Inc. (1995-2002). Director
                                                                  (1992-2002) and President (1992-1994),
                                                                  WS Griffith Securities, Inc.

*Mr. McLoughlin is an "interested person," as defined in the Investment Company
 Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd., and its affiliates.

PHOENIX-KAYNE FUNDS
FUND MANAGEMENT (CONTINUED)
                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                    POSITION(S) HELD WITH
       NAME, (AGE) AND               TRUST AND LENGTH OF                PRINCIPAL OCCUPATION(S)
           ADDRESS                       TIME SERVED                      DURING PAST 5 YEARS
Allan M. Rudnick (61)           President and Chief Investment  President and Chief Investment Officer,
Kayne Anderson Rudnick          Officer since 1995; Chief       Kayne Anderson Rudnick Investment
Investment Management, LLC      Executive Officer since 2002;   Management, LLC (1989-present).
1800 Avenue of the Stars        Trustee (1995-2002).
Suite 200
Los Angeles, CA 90067
William R. Moyer (58)           Executive Vice President since  Executive Vice President and Chief
56 Prospect Street              2002.                           Financial Officer (1999-present), Senior
Hartford, CT 06115-0480                                         Vice President and Chief Financial
                                                                Officer (1995-1999), Phoenix Investment
                                                                Partners, Ltd. Director (1998-present),
                                                                Senior Vice President, Finance
                                                                (1990-present), Chief Financial Officer
                                                                (1996-present), and Treasurer
                                                                (1998-present), Phoenix Equity Planning
                                                                Corporation. Director (1998-present),
                                                                Senior Vice President (1990-present),
                                                                Chief Financial Officer (1996-present)
                                                                and Treasurer (1994-present), Phoenix
                                                                Investment Counsel, Inc. Senior Vice
                                                                President and Chief Financial Officer,
                                                                Duff & Phelps Investment Management Co.
                                                                (1996-present). Vice President, Phoenix
                                                                Fund Complex (1990-present).
John F. Sharry (50)             Executive Vice President since  President, Private Client Group
56 Prospect Street              2002.                           (1999-present), Executive Vice
Hartford, CT 06115-0480                                         President, Retail Division (1997-1999),
                                                                Phoenix Investment Partners, Ltd.
                                                                President, Private Client Group, Phoenix
                                                                Equity Planning Corporation
                                                                (2000-present). Executive Vice
                                                                President, Phoenix Fund Complex
                                                                (1998-present).
Ralph Walter (55)               Chief Operating Officer and     Chief Operating Officer and Treasurer,
Kayne Anderson Rudnick          Treasurer since 2000; Chief     Kayne Anderson Rudnick Investment
Investment Management, LLC      Financial Officer since 2002.   Management, LLC (2000-present). Chief
1800 Avenue of the Stars                                        Administrative Officer, ABN AMRO
Suite 200                                                       (1986-2000).
Los Angeles, CA 90067
Robert S. Driessen (55)         Vice President since 2002.      Vice President and Compliance Officer,
56 Prospect Street                                              Phoenix Investment Partners, Ltd.
Hartford, CT 06115-0480                                         (1999-present) and Phoenix Investment
                                                                Counsel, Inc. (1999-present). Vice
                                                                President, Phoenix Fund Complex
                                                                (1999-present). Compliance Officer
                                                                (2000-present) and Associate Compliance
                                                                Officer (1999), PXP Securities Corp.
                                                                Vice President, Risk Management Liaison,
                                                                Bank of America (1996-1999). Vice
                                                                President, Securities Compliance, The
                                                                Prudential Insurance Company of America
                                                                (1993-1996). Branch Chief/Financial
                                                                Analyst, Securities and Exchange
                                                                Commission, Division of Investment
                                                                Management (1972-1993).

PHOENIX-KAYNE FUNDS
1800 Avenue of the Stars, 2nd Floor
Los Angeles, California 90067

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Geraldine M. McNamara
Everett L. Morris
Philip R. McLoughlin

OFFICERS
Allan M. Rudnick, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Ralph Walter, Treasurer
Robert S. Driessen, Vice President
Richard J. Wirth, Secretary

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

INVESTMENT ADVISER
Kayne Anderson Rudnick Investment Management, LLC
1800 Avenue of the Stars, 2nd Floor
Los Angeles, California 90067

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

INDEPENDENT ACCOUNTANTS
Briggs, Bunting & Dougherty, LLP
Two Penn Center, Suite 820
Philadelphia, Pennsylvania 19102

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-231-4361
Text Telephone                    1-800-243-1926
Website
www.phoenixinvestments.com

                                                      PRESORTED
                                                      STANDARD
                                                    U.S. POSTAGE
                                                        PAID
                                                   Louisville, KY
                                                   Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[PHOENIX INVESTMENT PARTNERS, LTD. LOGO]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PhoenixInvestments.com.

                                                 E-DELIVERY
                                                 OF YOUR FUND
                                                 COMMUNICATIONS
                                                 NOW AVAILABLE!

                                                 To sign up, go to
                                                 the Individual
                                                 Investors area at
                                                 PhoenixInvestments.com
                                                 and log in. Select an
                                                 account, then click the
                                                 "E-Delivery" button.

PXP 1739 (2/03)